As filed with the Securities and Exchange Commission on January 27, 2006
                                               Registration No. ______/811-03618

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No. ___ Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

               Exact Names of Registrants as Specified in Charter:

-------------------------------------------------- ------------------------------------------------------------
   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES                   METROPOLITAN SERIES FUND, INC.

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
            Exact Name of Depositor:                             Area Code and Telephone Number:
         THE TRAVELERS INSURANCE COMPANY                                 (617) 578-3104

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
   Address of Depositor's Principal Executive                Address of Principal Executive Offices:
                    Offices:                            501 Boylston Street, Boston, Massachusetts 02116
 One Cityplace, Hartford, Connecticut 06103-3415
-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
  Depositor's Telephone Number, including area
                      code:
                 (860) 308-1000

-------------------------------------------------- ------------------------------------------------------------

                     Name and Address of Agent for Service:
                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                               MetLife Group, Inc.
                                  MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

                                   Copies to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on February 27, 2006 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Units of interest in sub-accounts of The Travelers Fund U for Variable Annuities; shares of beneficial interest in the MetLife Stock Index Portfolio, MetLife Mid Cap Stock Index Portfolio, and BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED IN RELIANCE ON SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                   [FORM OF SUPPLEMENTAL SOLICITATION LETTER]

                         THE TRAVELERS INSURANCE COMPANY

         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
                   One Cityplace, Hartford, Connecticut 06103

                                February __, 2006

Dear Variable Annuity Contract Owner:

         Units of Tactical Growth and Income Stock Account for Variable Annuities, Tactical Aggressive Stock Account for Variable Annuities, and/or Tactical Short-Term Bond Account for Variable Annuities (each, an "Account" and, collectively, the "Accounts") of The Travelers Insurance Company ("TIC") have been purchased at your direction to fund benefits payable under your variable annuity contract (the "variable contracts"). As an owner of units of one or more of the Accounts, you are being asked to approve an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of each Account will be transferred to a corresponding series of Metropolitan Series Fund, Inc. (each, a "Portfolio" and, collectively, the "Portfolios"), in exchange for shares of the corresponding Portfolio, and the Accounts will be restructured as sub-accounts of The Travelers Fund U for Variable Annuities, a unit investment trust (the "Reorganizations").

         If the Agreement is approved and consummated for an Account, you will beneficially own units of a sub-account with an aggregate unit value equal to the aggregate net asset value of the units of the Account you owned before the Reorganization. Instead of investing directly in securities as do the Accounts, the sub-accounts will invest in similar types of securities through the Portfolios. You will be able to transfer all or a part of your interest in a Portfolio as provided in your contract to another available investment option on each day the Portfolio is open for business at the then current net asset value per share.

         After carefully considering the merits of the proposal, each Account's Board of Managers (the "Board") has determined that the Reorganizations of the Accounts are in the best interests of the contract owners with assets allocated to each Account, and that the contract owners' interests will not be diluted as a result of the Reorganizations.

         The Board recommends that you read the enclosed materials carefully and then vote FOR the proposals. To vote, you may use any of the following methods:

o By Mail. Please complete, sign, date and return the proxy card in the enclosed postage-paid envelope.

o By Telephone. Call _______ and follow the simple instructions. Have your proxy card ready.

o        By Internet. Go to www._______.com and follow the on-line instructions.
         Have your proxy card ready.

         For more information, please call TIC at 1-800-842-9368.

Respectfully,



The Travelers Insurance Company

         WE URGE YOU TO SIGN AND RETURN THE VOTING INSTRUCTION FORM(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.


                             YOUR VOTE IS IMPORTANT!

         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                                                               FEBRUARY __, 2006

                  NOTICE OF SPECIAL MEETINGS OF CONTRACT OWNERS


To Variable Annuity Contract Owners:

         NOTICE IS HEREBY GIVEN THAT Special Meetings of the owners of variable annuity contracts (the "Contract Owners") who have allocated assets under such contracts to Tactical Growth and Income Stock Account for Variable Annuities, Tactical Aggressive Stock Account for Variable Annuities, or Tactical Short-Term Bond Account for Variable Annuities (the "Accounts") will be held at 501 Boylston Street, 5th Floor, Boston, Massachusetts 02116, on April __, 2006 at 9:00 a.m. (Eastern time) for the following purposes:

ITEM 1 To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of each Account will be transferred to a corresponding series (each, a "Portfolio") of Metropolitan Series Fund, Inc., in exchange for Class A shares of the corresponding Portfolio, and each Account will be restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust.

         Under the terms of the Agreement, the assets of each Account would be transferred to the corresponding Portfolio listed opposite its name:

       ------------------------------------------------------ ---------------------------------------------

       ACCOUNT                                                PORTFOLIO
       ------------------------------------------------------ ---------------------------------------------
       ------------------------------------------------------ ---------------------------------------------
       Tactical Growth and Income Stock Account for           MetLife Stock Index Portfolio
       Variable Annuities

       ------------------------------------------------------ ---------------------------------------------
       ------------------------------------------------------ ---------------------------------------------
       Tactical Aggressive Stock Account for Variable         MetLife Mid Cap Stock Index Portfolio
       Annuities

       ------------------------------------------------------ ---------------------------------------------
       ------------------------------------------------------ ---------------------------------------------
       Tactical Short-Term Bond Account for Variable          BlackRock Money Market Portfolio
       Annuities
       ------------------------------------------------------ ---------------------------------------------


ITEM 2 To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         THE BOARD OF MANAGERS OF EACH ACCOUNT UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

         The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Agreement is attached as Appendix A to the Combined Prospectus/Proxy Statement.

         Contract Owners of record as of the close of business on January 31, 2006 are entitled to notice of, and to vote at, the Special Meetings or any adjournment(s) thereof.

CONTRACT OWNERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF MANAGERS OF EACH ACCOUNT, OR TO VOTE BY TELEPHONE OR THROUGH THE INTERNET. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR SUBSEQUENTLY EXECUTED VOTING INSTRUCTIONS OR BY ATTENDING THE SPECIAL MEETINGS AND VOTING IN PERSON.

                                             By Order of the Boards of Managers



                                             __________________________________
                                             Paul Cellupica, Secretary

February __, 2006
New York City, New York

                                     PART A

                       COMBINED PROSPECTUS/PROXY STATEMENT
                             DATED FEBRUARY __, 2006

                                 Prospectus of:

------------------------------------------------------------------- --------------------------------------------------
                  METROPOLITAN SERIES FUND, INC.                       THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------
                  METLIFE STOCK INDEX PORTFOLIO
              METLIFE MID CAP STOCK INDEX PORTFOLIO
                 BLACKROCK MONEY MARKET PORTFOLIO
------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------

------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------
                       501 BOYLSTON STREET                                            ONE CITYPLACE
                   BOSTON, MASSACHUSETTS 02116                                 HARTFORD, CONNECTICUT 06103
                          (800) 638-7732                                             (860) 308-1000
------------------------------------------------------------------- --------------------------------------------------


                               Proxy Statement of:
         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                                 (800) 842-9368

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Managers of each of Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS"), Tactical Aggressive Stock Account for Variable Annuities ("Account TAS"), and Tactical Short-Term Bond Account for Variable Annuities ("Account TSB" and, together with Accounts TGIS and TAS, the "Accounts") for use at special meetings (the "Meetings") of the owners of variable annuity contracts issued by The Travelers Insurance Company ("TIC") who have assets allocated to the Accounts ("Contract Owners"). The Meetings are scheduled for April __, 2006 at 9:00 a.m. (Eastern time) at 501 Boylston Street, 5th Floor, Boston, Massachusetts 02116. At the Meetings, Contract Owners will be asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of each Account will be transferred to a corresponding series (each, a "Portfolio") of Metropolitan Series Fund, Inc. (the "Series Fund"), in exchange for Class A shares of the corresponding Portfolio, and the Accounts will be restructured sub-accounts (the "New Sub-Accounts"), of The Travelers Fund U for Variable Annuities (the "Successor Account"), a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). (Such transactions as to a particular Account and Portfolio is referred to herein as a "Reorganization" and are referred to collectively as the "Reorganizations." While each Account technically has a separate Board of Managers, each Board of Managers currently has the same members, and the Boards of Managers are referred to herein collectively as the "Account Board" or the "Managers.")

         Each proposed Reorganization will consist of two parts:

o The assets of the Account will be transferred to the corresponding Portfolio in exchange for Class A shares of the Portfolio, a series of the Series Fund, which is an open-end management investment company (commonly referred to as a "mutual fund") registered under 1940 Act. The Portfolio will issue shares in an amount equal to the value of the assets that it receives from the Account, less the liabilities it assumes (other than liabilities associated with insurance obligations that will be assumed by the corresponding New Sub-Account).
o The shares of the corresponding Portfolio received by the Account will then be transferred to the corresponding New Sub-Account, an investment division of the Successor Account, which will invest in Class A shares of the Portfolio. Immediately after the Reorganization, a Contract Owner's indirect interest in a Portfolio (through a New Sub-Account) will be equal in value to the Contract Owner's direct interest in the corresponding Account immediately before the Reorganization.

The end result will be an organizational structure that is more common in the variable annuity industry than the current organizational structure.

         Contract Owners will vote separately as to the Reorganization of each Account. The failure of Contract Owners with assets allocated to a particular Account to approve the Reorganization with respect to that Account will not prevent the Reorganization of any other Account from going forward.

         This Combined Prospectus/Proxy Statement and the Agreement describe more fully the terms and conditions of the Reorganizations. A copy of the Agreement is included as Appendix A of this Combined Prospectus/Proxy Statement.

         This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely information about the Reorganizations, the Portfolios, and the proposed future operations of the New Sub-Accounts that a Contract Owner should know in considering the Reorganization. The current prospectus for the Contracts, which contains information about the Accounts and the Successor Account, the statement of additional information relating to that prospectus, and the statement of additional information of the Series Fund are incorporated herein by reference, and the prospectus for the Portfolios is included as Appendix B of this Combined Prospectus/Proxy Statement. The prospectus for the Contracts and the statements of additional information are available without charge by writing to the Accounts or Series Fund at the appropriate address noted above or by calling (800) 842-9368 (for the Accounts) or (800) 638-7732 (for the Portfolio). In addition, a statement of additional information relating to and dated the same date as this Combined Prospectus/Proxy Statement (the "Statement of Additional Information") and containing additional information about the Series Fund, the Portfolios and the Reorganizations has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. You may obtain a copy of such Statement of Additional Information without charge by writing to the Series Fund at its address noted above or by calling (800) 638-7732. The SEC maintains a website (http://www.sec.gov) that contains the material incorporated by reference, together with other information regarding the Series Fund. Copies of such material may also be obtained for a fee from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE PORTFOLIOS, AS WITH ANY MUTUAL FUND, ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES IN THE PORTFOLIOS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                                                                PAGE

  Summary........................................................................................

  Comparative Fee and Expense Tables.............................................................

  Description of Contract Features...............................................................

  Information Relating to the Proposed Reorganization............................................

  Comparison of Management of Account and Portfolio..............................................

  Capitalization.................................................................................

  Portfolio Financial Highlights.................................................................

  Additional Information ........................................................................

  Voting Information.............................................................................

  Availability of Additional Information about the Account and Portfolio.........................

  Other Business.................................................................................

  Litigation.....................................................................................

  Contract Owner Inquiries.......................................................................

  Appendix A - Agreement and Plan of Reorganization..............................................                A-1

THE BOARD OF MANAGERS OF EACH ACCOUNT UNANIMOUSLY RECOMMENDS THAT CONTRACT OWNERS VOTE "FOR" THE APPROVAL OF THE AGREEMENT.


                                     SUMMARY

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Account Board for use at the Meetings. The purpose of Meetings is to consider the proposal to approve the Agreement whereby the assets of each Account will be transferred to the corresponding Portfolio in exchange for shares of the Portfolio, and the Accounts will be restructured as the New Sub-Accounts.

         The following is a summary of certain information relating to the proposed Reorganizations, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, in the Agreement (attached as Appendix A), in the Portfolios' Prospectus (enclosed with this combined prospectus/proxy statement), and in the Prospectus for the Contracts and the Statements of Additional Information for the Contracts and Series Fund.

THE PROPOSED REORGANIZATIONS

         The Agreement was approved by the Account Board, including by the individuals who are not "interested persons" of the Accounts, on January 25, 2006, and by the Board of Directors of the Series Fund (on behalf of each Portfolio) on December 13, 2005. Subject to approval by Contract Owners who have assets allocated to an Account, the Agreement provides for the transfer of all of the assets of such Account to the corresponding Portfolio set forth in the table below, as well as the assumption of the Account's liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding New Sub-Account) by such Portfolio. Each Portfolio will issue shares to the corresponding Account in an amount equal to the value of the assets the Portfolio received from the Account, less the liabilities that the Portfolio assumed, and such shares will then be transferred to the corresponding New Sub-Account. Immediately after the Reorganization of an Account, a Contract Owner's indirect interest in the corresponding Portfolio (through a New Sub-Account) will be equal in value to the Contract Owner's direct interest in the Account immediately before such Reorganization.

         Under the terms of the Agreement, the assets and liabilities of each Account would be transferred to the corresponding Portfolio listed opposite its name:

       ------------------------------------------------------ ---------------------------------------------

       ACCOUNT                                                PORTFOLIO
       ------------------------------------------------------ ---------------------------------------------
       ------------------------------------------------------ ---------------------------------------------
       Tactical Growth and Income Stock Account for           MetLife Stock Index Portfolio (the "Index
       Variable Annuities                                     Portfolio")

       ------------------------------------------------------ ---------------------------------------------
       ------------------------------------------------------ ---------------------------------------------
       Tactical Aggressive Stock Account for Variable         MetLife Mid Cap Stock Index Portfolio (the
       Annuities                                              "Mid Cap Index Portfolio")

                                      -5-

       ------------------------------------------------------ ---------------------------------------------
       ------------------------------------------------------ ---------------------------------------------
       Tactical Short-Term Bond Account for Variable          BlackRock Money Market Portfolio (the
       Annuities                                              "Money Market Portfolio")
       ------------------------------------------------------ ---------------------------------------------


         TIC or its affiliates will assume all costs and expenses associated with effecting the Reorganizations, and none of the Accounts, Portfolios, or New Sub-Accounts will bear any such costs and expenses. The current level of operating expenses for the Money Market Portfolio is higher than the operating expenses (excluding the mortality and expense risk charge and other insurance contract-related charges) for Account TSB, and the current levels of operating expenses for the other Portfolios are slightly lower than those for the corresponding Accounts. If the Reorganization is approved as to Account TSB, TIC has agreed to waive the mortality and expense risk charges for the corresponding New Sub-Account so that Contract Owners will be expected to incur expenses immediately after the Reorganization that are the same or slightly lower than pre-Reorganization expenses for the Account (assuming an increase in Money Market Portfolio assets resulting from the consummation of the Reorganization of Account TSB and the reorganization of certain other mutual funds into the Portfolio). See "Comparative Fee and Expense Tables" below.

REASONS FOR THE REORGANIZATION

         The Accounts' structure as actively managed separate accounts registered under the 1940 Act, as opposed to unit investment trusts that invest all of their assets in an underlying mutual fund, is becoming increasingly rare in the variable annuity industry. As a result, the current structure results in operational and compliance considerations that differ from those of the unmanaged separate accounts that are more common in the industry generally and among the separate accounts of TIC and its affiliates, and those unique considerations may lead to operational and compliance difficulties over time. Therefore, the Account Board has determined that it would be in the best interests of Contract Owners to change the Account's structure to the more common unit investment trust/underlying mutual fund structure.

         Furthermore, the primary purpose of the Accounts has been their use as investment options in connection with the Tactical Asset Allocation Program (the "Tactical Program"), a investment advisory program under which Citistreet Financial Services LLC ("CFS"), an affiliate of TIC, provides asset allocation services to Contract Owners who have entered into advisory agreements with CFS ("Program Clients"). CFS recently ceased providing services (and charging fees) under the Tactical Program and, immediately prior to doing so and pursuant to its discretionary authority over the assets of Program Clients, exchanged all units of the Accounts held for the benefit of Program Clients for units of sub-accounts that invest in other investment companies advised by TIC affiliates. As a result, the only remaining assets of the Accounts are those attributable to a small number of Contract Owners who were not Program Clients at the time the Tactical Program was terminated, an amount of assets that will not permit the viable operation of the Accounts going forward. Therefore, Contract Owners are expected to benefit from the much larger asset bases of the Portfolios after the Reorganizations (and, in the case of Account TSB, the proposed reorganization of certain other mutual funds into the Money Market Portfolio), as compared to the current asset bases of the Accounts. The larger asset bases are expect to result in greater investment flexibility and diversification and the ability to effect portfolio transactions on more favorable terms, as well as potential economies of scale with respect to

Portfolio expenses, although there is no assurance that any such potential benefits will be realized.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND MANAGEMENT

         The principal investments of each Portfolio and its corresponding Account are similar. The primary focus of both the Index Portfolio and Account TGIS is investing in the equity securities of large U.S. companies. The primary focus of both the Mid Cap Index Portfolio and Account TAS is investing in the common stock of mid-sized U.S. companies. The primary focus of both the Money Market Portfolio and Account TSB is investing in short-term, high quality, fixed-income securities. There are, however, certain differences in the investment objectives and policies of each Portfolio as compared to its corresponding Account, and each Portfolio and its corresponding Account are managed on a day-to-day basis by unrelated entities. In general, the goal of the Index and Mid Cap Index Portfolios is to equal the performance of their respective benchmark indices, and such Portfolios invest in all of the securities in such indices. In contrast, the Accounts corresponding to these Portfolios are not index funds and do not attempt to mimic the performance or holdings of any particular securities index. Unlike the Money Market Portfolio, Account TSB is not subject to the SEC rule setting forth maturity, quality and diversification requirements for money market funds, and therefore has more flexibility in these respects than does the Money Market Portfolio. The following tables compare the investment objectives, principal investment strategies, and management of each Portfolio and its corresponding Account. A more detailed comparison is provided below under "Comparison of Investment Objectives and Policies."

         INDEX PORTFOLIO AND ACCOUNT TGIS

------------------------ ----------------------------------------------- ------------------------------------------
                                        INDEX PORTFOLIO                                ACCOUNT TGIS
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT               Objective To equal the performance of the       Long-term accumulation of principal
                         Standard & Poor's 500 Composite Stock Price     through capital appreciation and
                         Index (the "S&P 500 Index"). The Portfolio's    retention of net investment income.
                         performance will not exactly match the S&P 500
                         Index because the Portfolio incurs operating
                         expenses.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio purchases the common stock of     The Account invests primarily in stocks
STRATEGIES               all the companies in the S&P 500 Index.  The    of large U.S. companies representing a
                         S&P 500 Index consists of 500 common stocks,    wide range of industries, while
                         most of which are listed on the New York        maintaining a highly marketable
                         Stock Exchange.  The S&P 500 Index includes     portfolio.  Stock selection is based on
                         stock issued by some of the 500 largest U.S.    a quantitative screening process, which
                         companies as measured by aggregate market       favors companies that achieve earning
                         value, although stocks of companies that are    growth above consensus expectations and
                         not among the 500 largest are included in the   whose stocks offer attractive relative
                         S&P 500 Index for diversification purposes.     value.  The Account is managed to mirror
                         In addition to stocks included in the S&P 500   the overall risk, sector weightings and
                         Index, the Portfolio also expects to invest     growth/value style characteristics of
                         in exchange traded funds and futures            the S&P 500 Index.  The Account also
                         contracts based on such Index and/or related    uses financial futures contracts and
                         options to simulate full investment in the      may, to a lesser extent, invest in other
                         index while retaining liquidity, to             securities including fixed-income
                         facilitate trading, to reduce transaction       securities, covered call options and put
                         costs, or to seek higher return when these      options, and foreign securities.
                         derivatives are priced more attractively
                         than the underlying securities.

                                      -7-

------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT               MetLife Advisers, LLC ("MetLife Advisers"),     TIMCO Asset Management Inc
ADVISER                  an indirect wholly-owned subsidiary of
                         MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
SUBADVISER               Metropolitan Life Insurance Company, also a     N/A
                         wholly-owned subsidiary of MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------


                     MID CAP INDEX PORTFOLIO AND ACCOUNT TAS

------------------------ ----------------------------------------------- ------------------------------------------
                                   MID CAP INDEX PORTFOLIO                            ACCOUNT TAS
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT               To equal the performance of the Standard &      Growth of capital.
OBJECTIVE                Poor's MidCap 400 Composite Stock Price Index
                         (the "S&P MidCap 400 Index"). The Portfolio's
                         performance will not exactly match the S&P
                          MidCap 400 Index because the Portfolio incurs
                          operating expenses.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio purchases the common stock of     At least 80% of the Account's assets
STRATEGIES               all the companies in the S&P MidCap 400         will be invested in equity securities.
                         Index.  The S&P MidCap 400 Index consists of    The Account's adviser identifies stocks
                         400 mid-sized companies.  In addition to        that appear to be undervalued using a
                         stocks included in the S&P MidCap 400 Index,    computer model that reviews over 1,000
                         the Portfolio also expects to invest in         stocks using a number of fundamental and
                         exchange traded funds and futures contracts     technical criteria.  The Account focuses
                         based on such Index and/or related options to   on mid-sized domestic companies.  In
                         simulate full investment in the Index while     addition, the Account uses financial
                         retaining liquidity, to facilitate trading,     futures contracts and may invest in
                         to reduce transaction costs, or to seek         larger or smaller companies, convertible
                         higher return when these derivatives are        securities, foreign securities, money
                         priced more attractively than the underlying    market instruments, and call and put
                         securities.                                     options.

                                      -8-

------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
MARKET                   As of December 31, 2005, the median stock       The Account focuses on companies with
CAPITALIZATION           market capitalization of companies in the S&P   market capitalizations that fall between
                          MidCap 400 Index was $__ billion.              $500 million and $10 billion.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT               MetLife Advisers, LLC ("MetLife Advisers"),     TIMCO Asset Management Inc
ADVISER                  an indirect wholly-owned subsidiary of
                         MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
SUBADVISER               Metropolitan Life Insurance Company, also a     N/A
                         wholly-owned subsidiary of MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------


                     MONEY MARKET PORTFOLIO AND ACCOUNT TSB

------------------------ ----------------------------------------------- ------------------------------------------
                                   MONEY MARKET PORTFOLIO                            ACCOUNT TSB
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT OBJECTIVE     A high level of current income consistent       High current income with limited price
                         with preservation of capital.                   volatility while maintaining a high
                                                                         degree of liquidity.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests in money market           At least 80% of the Account's assets
 STRATEGIES              instruments. The Portfolio may invest in the    will be invested in high quality U.S.
                         highest quality, short-term money market        dollar denominated instruments.  These
                         instruments or in U.S. Government               instruments generally are rated in the
                         Securities.  The Portfolio may invest in        highest rating category by national
                         commercial paper and asset-backed securities,   rating agencies or are deemed
                         including those issued in Rule 144A and other   comparable.  The Account's investments
                         private placement transactions.  The            may include commercial paper and
                         Portfolio also may invest in U.S.               short-term corporate debt securities,
                         dollar-denominated securities issued by         U.S. Government securities, and
                         foreign companies or banks or their U.S.        repurchase agreements.
                         affiliates.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
WEIGHTED AVERAGE         May not exceed 90 days.                         Not expected to exceed nine months.
PORTFOLIO MATURITY

                                      -9-

------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT               MetLife Advisers, LLC ("MetLife Advisers"),     TIMCO Asset Management Inc
ADVISER                  an indirect wholly-owned subsidiary of
                         MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
Subadviser               BlackRock Advisors, Inc.                        N/A
------------------------ ----------------------------------------------- ------------------------------------------


COMPARISON OF PRINCIPAL INVESTMENT RISKS

         The principal risk factors involved in investing in a New Sub-Account and, therefore, indirectly in a Portfolio are similar to the principal risk factors currently associated with an investment in the corresponding Account. Investors can lose money by investing in either a Portfolio or an Account.

         THE EQUITY FUNDS (INDEX PORTFOLIO, MID CAP INDEX PORTFOLIO, ACCOUNT TGIS AND ACCOUNT TAS)

         The Index and Mid Cap Index Portfolios and Accounts TGIS and TAS each invest primarily in U.S. stocks, and as such are subject to the risk of a general decline in the U.S. stock market. Equity securities such as stocks tend to be subject to greater price changes (volatility) than fixed-income securities; such changes can be substantial. Factors affecting stock prices (and dividend payouts) include general business conditions, investor confidence in the economy and current conditions in a particular industry or company. The Accounts are not index funds, and are therefore subject to the risk that the particular stocks selected for the Accounts will perform poorly. In contrast, in attempting to match the performance of an Index, the Index and Mid Cap Index Portfolio generally will not use any defensive strategies to attempt to mitigate adverse market conditions with respect to the market segment covered by the benchmark index. In addition, because of fees and expenses, transactions costs, delays in investing cash received and other tracking errors, the performance of these Portfolios may fail to match that of their respective indices.

         As funds focusing on large capitalization companies, the Index Portfolio and Account TAS are subject to the risks of investing in those companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small and medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies, causing funds that invest in these companies to increase in value more rapidly than the Portfolio. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies.

         As funds focusing on mid-sized companies, the Mid Cap Index Portfolio and Account TAS are also subject to the risks associated with mid cap stocks. Mid cap stocks involve potentially greater risks and higher volatility than those of larger companies, while mid-sized companies may not have as much growth potential as smaller companies.

         Accounts TGIS and TAS may make investments in foreign securities, while, in light of their objectives of tracking U.S. stock indices, the Index and Mid Cap Index Portfolios generally will not. The risks of foreign securities may be greater than those of domestic securities. These risks include possible political or economic instability, the possible imposition of restrictions on investment, and the "information" risk associated with the different accounting and financial reporting standards in many foreign countries. If an Account invests in securities denominated in foreign currencies, changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Accounts' assets.

         The Index and Mid Cap Index Portfolios and Accounts TGIS and TAS each may use certain types of derivative instruments, such as futures contracts. The use of derivatives involves certain risks, and derivatives may not serve their intended purposes. For example, if the price of a derivative moves in unexpected ways in relation to the security, currency or index on which the derivative is based, the Portfolio or Account could lose more money than if it had invested directly in the underlying security, currency or index. In addition, the Portfolio or Account may not be able to terminate or sell derivatives under some market conditions.

         MONEY MARKET PORTFOLIO AND ACCOUNT TSB

         The Money Market Portfolio seeks to preserve its net asset value per share at a steady price by using the amortized cost method of valuation. In contrast, Account TSB does not use the amortized cost method and the Account's net asset value will fluctuate. Account TSB, however, does not expect the value of its investments to decline substantially. Nonetheless, it is possible to lose money by investing in either the Money Market Portfolio or Account TSB. An investment in the Money Market Portfolio or Account TSB is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         The prices of fixed-income securities are generally affected by interest rate risk and credit risk. Interest rate risk refers to the fact that the value of fixed-income securities will increase when market interest rates fall and decrease when market interest rates rise. Short term fixed-income securities are less subject to interest rate risk than longer term securities. Credit risk refers to the risk that the issuer may not be able to make payments under the fixed-income securities. Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities. In general, the Money Market Portfolio may be subject to less risk than Account TSB, as the Portfolio is subject to the risk-limiting conditions of the SEC rule governing money market funds and will generally maintain a shorter average maturity than Account TSB, although a reduction in risk may also mean a reduction in potential return. In any event, the income earned by the Money Market Portfolio and Account TSB will fluctuate based on market interest rates and other factors.

         In addition, the Money Market Portfolio and Account TSB each may be subject to certain risks of investing in foreign securities. These risks include possible political or economic instability, the possible imposition of restrictions on investment, and the "information" risk associated with the different accounting and financial reporting standards in many foreign countries. Account TSB may invest in securities denominated in foreign currencies (the Money Market Portfolio may not), and changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Account's assets.

         For a more detailed comparison of the risks of the Portfolio and the Account, see "Comparison of Management of Account and Portfolio" below.

PURCHASES AND REDEMPTIONS

         Following the Reorganizations, Contract Owners will have substantially the same purchase, redemption and exchange rights as before the Reorganizations. Units of the Accounts are not sold directly to the public, but only through variable contracts, and units of the New Sub-Accounts (and, indirectly, shares of the Portfolios) will likewise be sold only through variable contracts. As with the Accounts, Contract Owners will be able to transfer all or a part of their interest in a Portfolio as provided in their Contract to another available investment option on each day the Portfolio is open for business at the then current net asset value per share.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganizations are not expected to result in the recognition of gain or loss by Contract Owners for federal income tax purposes and will not take place unless the Accounts and the Series Fund receive a satisfactory opinion of tax counsel, substantially to that effect. See "Federal Income Tax Consequences" below.

                       COMPARATIVE FEE AND EXPENSE TABLES

         The current charges, deductions and expenses of the Accounts and expenses of the Portfolios as of December 31, 2005, as well as the estimated pro forma charges, deductions and expenses giving effect to the proposed Reorganizations are shown in the table below. The pro forma numbers reflect estimates for mortality and expense risk charges for the New Sub-Accounts and investment management fees and other expenses for the Portfolios based on financial information for the year ended December 31, 2005.

SALES CHARGES AND CONTRACT OWNER TRANSACTION FEES

         As shown in the table below, any sales charges or shareholder transaction fees under the Contracts that are currently assessed in connection with Account transactions will be assessed in connection with transactions in the New Sub-Accounts after the Reorganizations. The shares of the Portfolios are not subject to sales charges or transaction fees.

-------------------------------------------------------------------------------------
CONTRACT OWNER FEES (fees paid directly from your investment)
-------------------------------------------------------------------------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
                                                            ACCOUNT           PORTFOLIO        NEW SUB-ACCOUNT AND
                                                                                               PORFOLIO (PRO FORMA
------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Contingent Deferred Sales Charge (Load) (as a                 5%                 N/A                   5%
percentage of purchase payments withdrawn)(1)

------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Variable Liquidity Benefit Charge(2)                          5%                 N/A                   5%

------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Semi-Annual Contract Administrative Charge                    $15                N/A                   $15
------------------------------------------------------ ------------------ ------------------- ----------------------

(1) For purchase payments withdrawn within five years of payment. Payments withdrawn five or more years after such payment is not subject to a sales charge.

(2) If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn for the first five years following the initial purchase payment. This charge is not assessed during the accumulation phase.


ACCOUNT AND PORTFOLIO EXPENSES

         The table below shows information regarding the fees and expenses paid by the Accounts and the Portfolios for the fiscal year ended December 31, 2005, and estimated fees and expenses on a pro forma basis for the New Sub-Accounts and Portfolios after giving effect to the proposed Reorganizations. If the proposed Reorganizations occur, the New Sub-Accounts will pay the Mortality and Expense Risk charge, while the Portfolios will pay Management Fees and Other Expenses.

                        ACCOUNT TGIS AND INDEX PORTFOLIO

                                                                                                               NEW SUB-ACCOUNT AND
                                                                                          INDEX PORTFOLIO     INDEX PORTFOLIO (PRO
                                                                    ACCOUNT TGIS         (CLASS A SHARES)            FORMA)
ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)             -------------        ----------------     ---------------------
     Management Fees                                                    0.32%                 0.25%(1)                0.25%(1)
     Mortality and Expense Risk Fees                                    1.25%                   --                    1.25%
     Other Expenses                                                     0.00%                 0.04%                   0.04%
                                                                        -----                 -----                   -----
Total Annual Fund Operating Expenses                                    1.57%                 0.29%                   1.54%
     Fee Waiver and/or Expense Reimbursement                              --                 (0.01%)                 (0.01%)
                                                                        -----                 -----                   -----
Net Annual Fund Operating Expenses                                      1.57                  0.28%                   1.53%

(1) Prior to any fee waiver, the Portfolio's management fee is 0.25%. However, MetLife Advisers has contractually agreed at least through April 30, 2007 to waive its fee so that the Portfolio pays 0.243% of average daily net assets. See "Comparison of Management of Account and Portfolio - Advisory and Subadvisory Services" below.

                     ACCOUNT TAS AND MID CAP INDEX PORTFOLIO

                                                                                                                NEW SUB-ACCOUNT
                                                                                              MID CAP            AND MID CAP
                                                                                          INDEX PORTFOLIO       INDEX PORTFOLIO
                                                                    ACCOUNT TAS          (CLASS A SHARES)         (PRO FORMA)
ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)             -------------        ----------------     ---------------------
     Management Fees                                                    0.35%                 0.25%(1)                0.25%(1)
     Mortality and Expense Risk Fees                                    1.25%                   --                    1.25%
     Other Expenses                                                     0.00%                 0.09%                   0.08%
                                                                        -----                 -----                   -----
Total Annual Fund Operating Expenses                                    1.60%                 0.34%                   1.58%
     Fee Waiver and/or Expense Reimbursement                              --                 (0.01%)                 (0.01%)
                                                                        -----                 -----                   -----
Net Annual Fund Operating Expenses                                      1.57%                 0.33%                   1.57%

(1) Prior to any fee waiver, the Portfolio's management fee is 0.25%. However, MetLife Advisers has contractually agreed at least through April 30, 2007 to waive its fee so that the Portfolio pays 0.243% of average daily net assets. See "Comparison of Management of Account and Portfolio - Advisory and Subadvisory Services" below.



                     ACCOUNT TSB AND MONEY MARKET PORTFOLIO

                                                                                                                NEW SUB-ACCOUNT
                                                                                              MONEY              AND MONEY
                                                                                         MARKET PORTFOLIO      MARKET PORTFOLIO
                                                                    ACCOUNT TAS          (CLASS A SHARES)         (PRO FORMA)
ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)             -------------        ----------------     ---------------------
     Management Fees                                                    0.32%                 0.35%(1)              0.35%(1)
     Mortality and Expense Risk Fees                                    1.25%                   --                  1.15%(2)
     Other Expenses                                                     0.00%                 0.07%                 0.06%
                                                                        -----                 -----                 -----
Total Annual Fund Operating Expenses                                    1.57%                 0.42%                 1.56%
     Fee Waiver and/or Expense Reimbursement                              --                 (0.01%)               (0.01%)
                                                                        -----                 -----                 -----
Net Annual Fund Operating Expenses                                      1.57%                 0.41%                 1.55%


(1) Prior to any fee waiver, the Portfolio's management fee on Portfolio assets less than $1 billion is 0.35%. However, MetLife Advisers has contractually agreed at least through April 30, 2007 to waive its fee so that the Portfolio pays 0.345% on its first $500 million of average daily net assets and 0.335% on the second $500 million. See "Comparison of Management of Account and Portfolio
- Advisory and Subadvisory Services" below.

(2) Mortality and Expense Risk Fees for the New Sub-Account reflect a waiver of such fees agreed to by TIC in the amount of 0.10% of the New Sub-Account's average net assets. The maximum Mortality and Expense Risk Fee is 1.25%.

EXPENSE EXAMPLES

         These examples help investors compare the cost of investing in the Accounts and in the New Sub-Accounts and Portfolios with the cost of investing in other mutual funds. The pro forma information reflects the waivers of the Mortality and Expense Risk charge that TIC will implement if the Reorganizations occur. The examples assume:

o        you invest $10,000;
o        your investment has a 5% return each year; and
o the Accounts' and Portfolios' operating expenses remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

         ACCOUNT TGIS AND INDEX PORTFOLIO

If the Contract is surrendered at the end of the applicable time period:


                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TGIS............................................            $             $             $             $

INDEX PORTFOLIO.........................................            $             $             $             $

NEW SUB-ACCOUNT AND INDEX PORTFOLIO (PRO FORMA).........            $             $             $             $


If the Contract is annuitized at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TGIS............................................            $             $             $             $

INDEX PORTFOLIO.........................................            $             $             $             $

NEW SUB-ACCOUNT AND INDEX PORTFOLIO (PRO FORMA).........            $             $             $             $


If the Contract is not surrendered or annuitized:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TGIS............................................            $             $             $             $

INDEX PORTFOLIO.........................................            $             $             $             $

NEW SUB-ACCOUNT AND INDEX PORTFOLIO (PRO FORMA).........            $             $             $             $


                                      -15-

ACCOUNT TAS AND MID CAP INDEX PORTFOLIO

If the Contract is surrendered at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TAS.............................................            $             $             $             $

MID CAP INDEX PORTFOLIO.................................            $             $             $             $

NEW SUB-ACCOUNT AND MID CAP INDEX PORTFOLIO (PRO FORMA)             $             $             $             $


If the Contract is annuitized at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TAS.............................................            $             $             $             $

MID CAP INDEX PORTFOLIO.................................            $             $             $             $

NEW SUB-ACCOUNT AND MID CAP INDEX PORTFOLIO (PRO FORMA)             $             $             $             $


If the Contract is not surrendered or annuitized:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TAS.............................................            $             $             $             $

MID CAP INDEX PORTFOLIO.................................            $             $             $             $

NEW SUB-ACCOUNT AND MID CAP INDEX PORTFOLIO (PRO FORMA)             $             $             $             $


ACCOUNT TSB AND MONEY MARKET PORTFOLIO

If the Contract is surrendered at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TSB.............................................            $             $             $             $

MONEY MARKET PORTFOLIO..................................           $42           $132          $230          $518

NEW SUB-ACCOUNT AND MONEY MARKET PORTFOLIO (PRO FORMA)              $             $             $             $


If the Contract is annuitized at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TSB.............................................            $             $             $             $

MONEY MARKET PORTFOLIO..................................           $42           $132          $230          $518

NEW SUB-ACCOUNT AND MONEY MARKET PORTFOLIO (PRO FORMA)              $             $             $             $

                                      -16-

If the Contract is not surrendered or annuitized:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT TSB.............................................            $             $             $             $

MONEY MARKET PORTFOLIO..................................           $42           $132          $230          $518

NEW SUB-ACCOUNT AND MONEY MARKET PORTFOLIO (PRO FORMA)              $             $             $             $


                        DESCRIPTION OF CONTRACT FEATURES

         The Accounts are offered as investment options in connection with the Universal Annuity Contract issued by TIC (the "Contracts"). The following discussion presents a brief description of the features of the Contracts. Contract features will not change as a result of the Reorganizations. Greater detail regarding the Contracts is provided in the prospectus for the Contracts, which is incorporated by reference into this Combined Prospectus/Proxy Statement.

GENERAL

         The Accounts are offered as variable funding options for the investment of purchase payments under the Contracts. The Contracts may be individual or group variable annuity contracts. The Contracts currently are offered for sale, and it is anticipated that they will continue to be offered for sale after the Reorganization. In connection with Contracts purchased through tax qualified retirement plans (except IRAs), the minimum initial purchase payment is $20. Under such Contracts, additional purchase payments may be made after the initial purchase payment, with a minimum for such additional payments of $20. For Contracts purchased through IRAs or outside of a tax qualified retirement plan, the minimum initial purchase payment is $1,000, and the minimum additional purchase payment is $100.

TRANSFERS BETWEEN FUNDING OPTIONS

         Subject to certain limitations, a Contract Owner may transfer all or part of his or her Contract value between funding options under the Contract, including the Accounts (or, after the Reorganizations, the New Sub-Accounts), at any time up to 30 days before annuity payments are to begin under the Contract. After such time, Contract Owners may make transfers only if allowed by their Contract or with the consent of TIC. TIC has the right under the Contracts to restrict the number of transfers to one every six months, and may do so in its discretion if it determines that a Contract Owner is engaging in excessive trading activity, trading activity that is indicative of market timing, or similar trading activity that will potentially harm the rights or interests of other Contract Owners. TIC reserves the right to charge a fee for any transfer request that exceeds twelve per year. Transfers may also be made through a dollar cost averaging program, under which a set dollar amount is transferred to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract, or by investment advisers under certain asset allocation programs offered to Contract Owners for a separate fee.

VALUING THE CONTRACTS

         TIC measures the value of a Contract by valuing "accumulation units" before annuity payments begin and "annuity units" after annuity payments begin. The value of units is determined based on the market value of the Accounts' investments (or, in the case of a separate account such as the Successor Account that invests in shares of underlying mutual funds, on the value of the corresponding underlying fund's shares, which in turn is based on the market value of the underlying fund's investments). Normally, the value of the units is determined as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open.

ANNUITY PAYMENTS

         Contract Owners may choose to receive the amount due on the maturity date of their Contract in a single lump-sum payment, to receive fixed annuity payments that do not vary during the payment period, or to receive a series of monthly annuity payments based on the options described below. A Contract Owner may choose to begin receiving annuity payments at any time after the first anniversary of the date the Contract is issued. If a Contract owner does not select a date to begin receiving payments, payments generally will begin: (1) for Contracts issued in connection with tax qualified retirement plans, on the annuitant's 70th birthday or ten years after the Contract is issued, if later; or (2) for other Contracts, on the annuitant's 75th birthday or ten years after the Contract is issued, if later.

         Contract Owners may choose among the following options for receiving variable annuity payments:

o Life Annuity - No Refund. TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending with the last payment preceding the person's death.
o Life Annuity with 120, 180 or 240 Monthly Payments Assured. TIC will make monthly annuity payments during the lifetime of the annuitant, but in the event that payments have been made for less than the selected period at the annuitant's death, the annuitant's beneficiary will receive (1) continuing payments for the remainder of the period selected, or (2) payments equal to the discounted value of the future payments.
o Unit Refund Life Annuity. TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending on the last payment preceding the person's death, provided that the person's beneficiary will receive a single payment calculated based on the annuity units remaining at the person's death.
o Joint and Last Survivor Life Annuity - No Refund. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, and during the lifetime of the survivor, with no additional payments after the death of the survivor.
o Joint and Last Survivor Life Annuity - Annuity Reduces on Death of Primary Payee. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, with the payment to a survivor who is designated as the "secondary payee" reduced by 50% after the death of the primary payee.
o Other Annuity Options. TIC will make other arrangements for annuity payments as mutually agreed upon.

DEATH BENEFIT

         If the annuitant dies before age 75 but before the maturity date of the Contract, the designated beneficiary, the annuitant's estate or the Contract Owner will receive a death benefit equal to the greatest of (1) the cash value of the Contract, (2) total purchase payments less any withdrawals, or (3) the cash value on the most recent 5th multiple Contract anniversary (5th, 10th, 15th, etc.) less any withdrawals made since that anniversary. If the annuitant dies after age 75 but before the maturity date, the cash value of the Contract is paid.

WITHDRAWALS FROM THE CONTRACTS

         A Contract Owner may withdraw all or part of his or her Contract value any time before the annuity payments commence. Subject to certain exceptions, a withdrawal charge of 5% will apply if a purchase payment is withdrawn within five years of the payment date. Beginning twelve months after the date the Contract was issued, a Contract Owner may withdraw up to 10% of cash value (determined as of the most recent anniversary of the Contract's issuance) annually without any withdrawal charge, although such withdrawals may have tax consequences.

ASSET ALLOCATION PROGRAMS

         Two asset allocation programs, the Managed Advisory Portfolio Program ("MAPP") and the Chart asset allocation program ("Chart"), under which investment advice is provided to Contract Owners regarding the allocation of their Contract assets among available investment options are offered to Contract Owners for an additional charge.

         MAPP. MAPP is offered by Tower Square Securities Inc. ("Tower Square"), an affiliate of TIC, to participants in qualified retirement plans. Except as described below, a MAPP participant must allocate his or her Contract value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create MAPP. Based on the results of a standardized questionnaire completed by the participant, one of the six model portfolios is matched to the participant based on his or her risk tolerance and investment time horizon. Participants may select a model portfolio that is different from the recommended one, or may choose to create a customized portfolio. Standard & Poor's may make changes to the asset allocation models on an annual or other basis. MAPP participants will be notified of any such changes, and the participant will have the opportunity to reject the change.

         CHART. Chart is offered by CitiStreet Financial Services LLC ("CFS"), also an affiliate of TIC, to participants in qualified retirement plans. Chart participants authorize CFS to allocate their Contract assets according to asset allocation models developed in consultation with CRA/RogersCasey, Inc. Based on the results of a questionnaire designed to evaluate the participant's risk tolerance and investment time horizon, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds," none of which are the Account or the Portfolio. CFS reviews its investment models and each investor profile periodically, and may make changes to the allocation percentages or may change, add or eliminate program funds. CFS will notify Chart participants in advance of any such change, and the participant will have the opportunity to reject the change.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS

GENERAL

         The Agreement sets forth the terms and conditions under which the Reorganizations would be consummated. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Agreement that is attached as Appendix A to this Combined Prospectus/Proxy Statement and that is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION AND THE AGREEMENT

         To effect each Reorganization, TIC, on behalf of each Account, will as of the close of business on April 28, 2006 or such other date as is agreed to by the parties to the Agreement (the "Closing Date") transfer all of the Account's assets (except, if required, for a minimal amount of cash needed to keep bank accounts open) to the corresponding Portfolio. In exchange for the assets of the

Account, the Series Fund will issue Class A shares of the corresponding Portfolio to TIC for the benefit of the Account, and the Portfolio will assume any unsatisfied liability incurred by the Account before the Closing Date (other than liabilities associated with insurance obligations that will be assumed by the corresponding New Sub-Account). The number of shares of a Portfolio to be issued in the Reorganization shall be determined by dividing the value of the net Account assets to be transferred, as of the close of trading on the Closing Date, by the net asset value of the Portfolio shares at that time. In turn, TIC will cause the shares of each Portfolio received for the benefit of the corresponding Account to be transferred to the Successor Account as assets of the New Sub-Accounts, and the Successor Account will issue to the Accounts units of the corresponding New Sub-Account equal in value to the shares of the Portfolio received. Each Account will then redeem its outstanding units held by Contract Owners, replacing them with the units of the New Sub-Account it received.

         As a result of these transactions, each Contract Owner will beneficially own units of a New Sub-Account with an aggregate unit value equal to the aggregate net asset value of the units of the corresponding Account the Contract Owner owned before the Reorganization. Each New Sub-Account will become a shareholder of a corresponding Portfolio, and, unlike the Accounts, will not make investments in operating companies directly, but rather will invest through the Portfolios.

         The Reorganization of an Account is subject to a number of conditions, including, without limitation: approval of the Agreement and the transactions contemplated thereby, as described in this Combined Prospectus/Proxy Statement, by the Account's Contract Owners; the receipt of a legal opinion from tax counsel with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance of their respective agreements and undertakings in the Agreement. A Reorganization may be postponed or canceled for any reason with the consent of the parties to the Agreement involved in the Reorganization at any time prior to the Closing, including after its approval by Contract Owners.

         TIC or its affiliates will assume all costs and expenses associated with effecting the Reorganizations, and none of the Accounts, Portfolios, New Sub-Accounts or Contract Owners whose contract values are allocated to the Accounts will bear any such costs and expenses.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganizations is subject to the condition that TIC, the Accounts, and the Series Fund receive an opinion of Sutherland Asbill & Brennan LLP, special counsel to the Accounts, to the effect that for federal income tax purposes no gain or loss will be recognized by the Contract Owners as a result of the Reorganizations.

         No party to the Agreement has sought a tax ruling from the Internal Revenue Service (the "IRS"), but such parties are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

BOARD CONSIDERATIONS

         In approving the Reorganizations at meetings held on November 10, 2005 and January 25, 2006, the Account Board considered the proposed Reorganizations from the perspective of each Account. In light of discussions of the Account Board at the meetings, and the written materials provided to the Account Board in advance of the meetings, the Account Board, including the Managers who are not "interested persons" of the Account under the 1940 Act, unanimously decided to approve the Reorganizations and to recommend their approval to Contract Owners.

         The Account Board considered that the Accounts' structure as actively managed separate accounts registered under the 1940 Act ("registered managed separate accounts"), as opposed to a unit investment trusts ("UITs") or sub-accounts of UITs that invest all of their assets in an underlying mutual fund, is becoming increasingly rare in the variable annuity industry. As a result, the current structure results in operational and compliance considerations that differ from those of the unmanaged UIT separate accounts that are more common in the industry generally and among the separate accounts of TIC and its affiliates, and those unique considerations may lead to operational and compliance difficulties over time. In this regard, the Account Board considered the recent acquisition of TIC by MetLife, Inc. ("MetLife"), and that fact that no other MetLife-affiliated insurance companies currently maintain any registered managed separate accounts. The Account Board, the members of which also serve as the Boards of Managers of certain other registered managed separate accounts of TIC, also considered their decisions as members of such other boards to take steps to effectuate the conversion of those other separate accounts to UITs. Therefore, the Account Board determined that it would be in the best interests of Contract Owners to change the Account's structure to the more common unit investment trust/underlying mutual fund structure.

         The Account Board considered that each Portfolio is similar to its corresponding Account in terms of their respective investment objectives, policies and restrictions and their fees and expenses. As to the Reorganizations of Accounts TGIS and TAS, the Account Board also considered that the fees and expenses to be paid by Contract Owners immediately after such Reorganizations are expected to be slightly lower than the fees and expenses currently paid by Contract Owners. As to the Reorganization of Account TSB, the Account Board considered that the mortality and expense fee waiver to be implemented by TIC for the New Sub-Account would have the effect of maintaining the fees and expenses paid by Contract Owners at or slightly below current levels (assuming an increase in Money Market Portfolio assets resulting from the consummation of the Reorganization and the reorganization of certain other mutual funds into the Portfolio).

         The Account Board also considered the differences between each Account and its corresponding Portfolio, including the differences in investment policies and in their investment advisers and subadvisers. The Account Board was provided with information about the historical performance of the Portfolios and the subadvisers of the Portfolios. In the case of the Money Market Portfolio, where BlackRock Advisors, Inc. has been such Portfolio's subadviser only since January 31, 2005, the Account Board specifically considered the Money Market Portfolio's performance for the recent period during which BlackRock served as subadviser. The Account Board concluded that any differences between each Account and its corresponding Portfolio are unlikely to have a material adverse effect on Contract Owners.

         Furthermore, the Account Board considered that the primary purpose of the Accounts has been their use as investment options in connection with the Tactical Program, and the intention of TIC and its affiliates to terminate the Tactical Program and exchange all units of the Accounts held for the benefit of Program Clients for units of sub-accounts that invest in other investment companies advised by TIC affiliates. Therefore, the Account Board concluded that there would be little reason for the continued existence of the Accounts after the termination of the Tactical Program. In addition, the Board noted that the only remaining assets of the Accounts will be those attributable to a small number of Contract Owners who are not Program Clients at the time the Tactical Program is terminated, an amount of assets that will not permit the viable operation of the Accounts going forward. Therefore, the Account Board considered that Contract Owners are expected to benefit from the much larger asset base of the Portfolios after the Reorganization (and the proposed reorganization of certain other mutual funds into the Money Market Portfolio), as compared to the anticipated asset bases of the Account after the Tactical Program is terminated. The Account Board considered that this larger asset base could result in greater investment flexibility and diversification and the ability to effect portfolio transactions on more favorable terms. Finally, the Account Board considered the terms of the Agreement, and the fact that the Reorganizations are not expected to result in the recognition of gain or loss by Contract Owners for federal income tax purposes.

         After considering the foregoing factors, together with such information as they believed to be relevant, the Account Board determined that the proposed Reorganizations are in the best interests of each Account, and that the interests of each Account's Contract Owners would not be diluted as a result of the Reorganization of that Account. The Board then approved the Agreement and directed that the Agreement be submitted to Contract Owners for approval.

         Therefore, the Accounts' Board of Managers unanimously recommends that Contract Owners vote "FOR" Proposal 1.

         The Account Board has not determined what action an Account would take in the event Contract Owners fail to approve the Agreement as to that Account or for any other reason the Reorganization of an Account is not consummated. In any such event, the Account will, at least for a period of time, continue operations as a registered managed separate account, and the Account Board may consider alternatives to the Reorganization in the best interest of Contract Owners, including the reorganization of the Account into another mutual fund or mutual fund portfolio.

         The Board of Directors of the Series Fund, including the Directors who are not "interested persons" of the Series Fund under the 1940 Act, has also approved the Agreement on behalf of the Portfolios.

         COMPARISON OF MANAGEMENT OF ACCOUNTS AND PORTFOLIOS

INVESTMENT OBJECTIVES

         The investment objectives of the Accounts and the Portfolios are set forth above under "Summary - Comparison of Investment Objectives, Principal Investment Strategies, and Management." The investment objectives of the Accounts are fundamental policies, meaning that they may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the particular Account, while the investment objectives of the Portfolios may be changed by the Board of Directors of the Series Fund without a Contract Owner vote.

INVESTMENT POLICIES AND RESTRICTIONS

         INDEX PORTFOLIO AND ACCOUNT TGIS

         The Index Portfolio purchases the common stock of all the companies in the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index includes stock issued by some of the 500 largest U.S. companies as measured by aggregate market value, although stocks of companies that are not among the 500 largest are included in the S&P 500 Index for diversification purposes. Under normal circumstances, the Index Portfolio invests at least 80% of its net assets in stocks included in the S&P 500.

         Also, since the Portfolio attempts to keep transaction costs low, the portfolio managers generally will rebalance the Portfolio if it deviates from the S&P 500 Index by a certain percentage, depending on the company, industry, and country, as applicable. The Portfolio's subadviser monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. The subadviser will attempt to maintain a target correlation coefficient of at least 0.95 for the Portfolio. The portfolio managers also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

         While Account TGIS invests primarily in stocks of large U.S. companies such as those included in the S&P 500 Index, and attempts to mirror the overall risk, sector weightings and growth/value style characteristics of the S&P 500 Index, it does not attempt to mirror the performance of the Index. Rather, stock selection is based on a quantitative screening process, which favors companies that achieve earnings growth above consensus expectations and whose stocks offer attractive relative value.

         In general, the Index Portfolio has less flexibility to invest its assets in investments other than stocks than does Account TGIS. In addition to stocks included in the S&P 500 Index, the Index Portfolio also expects to invest in exchange traded funds and futures contracts based on such Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs, or to seek higher return when these derivatives are priced more attractively than the underlying securities. The Account also uses financial futures contracts and may, to a lesser extent, invest in other securities including fixed-income securities, covered call options and put options, and foreign securities.

         MID CAP INDEX PORTFOLIO AND ACCOUNT TAS

         The Mid Cap Index Portfolio purchases the common stock of all the companies in the S&P MidCap 400 Index. The S&P MidCap 400 Index consists of the common stocks of approximately 400 mid-sized companies. As of December 31, 2005, the median stock market capitalization of companies in the S&P MidCap 400 Index was $___ billion. Under normal circumstances, the Mid Cap Index Portfolio invests at least 80% of its net assets in stocks included in the S&P MidCap 400 Index.

         Also, since the Portfolio attempts to keep transaction costs low, the portfolio managers generally will rebalance the Portfolio if it deviates from the S&P MidCap 400 Index by a certain percentage, depending on the company, industry, and country, as applicable. The Mid Cap Index Portfolio's subadviser monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. The subadviser will attempt to maintain a target correlation coefficient of at least 0.95 for the Portfolio. The portfolio managers also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

         While Account TAS focuses on investments in stocks of mid-sized U.S. companies (those with market capitalizations between $500 million and $10 billion) such as those included in the S&P MidCap 400 Index, and computer-aided analysis may be used to match certain characteristics of the Account's portfolio (such as industry sector representation) to the characteristics of a market index, Account TAS does not attempt to mirror the performance of any Index. Furthermore, unlike the Mid Cap Index Portfolio, Account TAS may invest in smaller or larger companies without limitation, as long as, under normal circumstances, at least 80% of its assets is invested in equity securities. In addition, while the S&P MidCap 400 Index would include both growth and value stocks, the investment adviser of Account TAS identifies stocks that appear to be undervalued using a computer model that reviews over 1,000 stocks based on fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

         In general, the Mid Cap Index Portfolio has less flexibility to invest its assets in investments other than stocks than does Account TAS. In addition to stocks included in the S&P MidCap 400 Index, the Index Portfolio also expects to invest in exchange traded funds and futures contracts based on such Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs, or to seek higher return when these derivatives are priced more attractively than the underlying securities. The Account also uses financial futures contracts and may invest in other securities, including convertible securities, rights and warrants, foreign securities, illiquid securities, money market instruments, and call and put options.

         MONEY MARKET PORTFOLIO AND ACCOUNT TSB

         The Money Market Portfolio invests in money market instruments. The Portfolio may invest in the highest quality, short-term money market instruments or in U.S. Government securities. The Portfolio may invest in commercial paper and asset-backed securities, including those issued in Rule 144A and other private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Money Market Portfolio is specifically permitted to invest all of its assets in any one type of security.

         The Money Market Portfolio invests in short-term U.S. Government securities and corporate and asset-backed securities rated in the highest rating category by any two of Standard & Poor's, Moody's, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). U.S. Government securities include securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Money Market Portfolio may also invest in unrated securities, if they are determined by the Portfolio's subadviser to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker's acceptances and master demand notes.

         At least 80% of the Account TSB's assets will be invested in high quality U.S. dollar denominated instruments. While these instruments generally are rated in the highest rating category by national rating agencies or are deemed to be comparable, Account TSB, unlike the Money Market Portfolio, is not subject to the quality requirements of the SEC rule governing money market fund investments. The Account's investments may include commercial paper and short-term corporate debt securities, U.S. Government securities, and repurchase agreements.

         The weighted average maturity of Account TSB's portfolio is not expected to exceed nine months, while, as a money market fund, the Money Market Portfolio's weighted average maturity may not exceed 90 days.

         For more information on the investment policies and risks of the Portfolios and the Accounts, see the Prospectuses for the Portfolios and the Contracts. The Prospectus for the Portfolios is enclosed with this Combined Prospectus/Proxy Statement.

FUNDAMENTAL POLICIES

         Each Portfolio and Account is subject to certain "fundamental" investment policies, which may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the Portfolio or Account, as the case may be. In general, the fundamental policies of the Portfolios are less restrictive than those of the Accounts. For example, the Portfolios' fundamental policies regarding making loans permits them to lend portfolio securities, while the fundamental policies of Accounts TGIS and TSB on lending do not. In addition, the Money Market Portfolio's fundamental restriction on borrowing permits it to borrow for any legally permissible purpose, while Account TSB's comparable fundamental restriction provides that borrowings may not be used to purchase investments. Account TAS is subject to certain fundamental restrictions for which the Mid Cap Index Portfolio has no fundamental restriction addressing the same type of investment, including restrictions on the Account's purchase of securities for the purpose of exercising control or management. Similarly, Account TSB is subject to a number of fundamental restrictions for which the Money Market Portfolio has no comparable restriction, including restrictions on the Account's purchase of (1) securities for the purpose of exercising control, (2) other investment companies (although the Portfolio is subject to certain 1940 Act restrictions in this regard), (3) securities on margin, and (4) securities of issuers having a record of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities. On the other hand, the Index and Mid Cap Index Portfolios are subject to a fundamental restriction on purchasing foreign securities, while Accounts TGIS and TAS have no fundamental restriction on foreign investments. The Portfolios' restrictions prohibit each such Portfolio from investing more than 10% of total assets in foreign securities (excluding American Depositary Receipts), except that a 25% limit applies to foreign government securities and securities of foreign issuers with a class of securities listed on the New York Stock Exchange.

ADVISORY AND SUBADVISORY SERVICES

         MetLife Advisers is the investment adviser for the Portfolios, and TIMCO is the investment adviser for the Accounts. MetLife Advisers is an indirect, wholly-owned subsidiary of MetLife. MetLife Advisers generally supervises the management and investment program for the Portfolios, with day-to-day portfolio management provided by subadvisers. MetLife Advisers is responsible for the oversight of the subadvisers' management for the Portfolios. MetLife Advisers is permitted, subject to certain conditions specified in an exemption obtained from the Securities and Exchange Commission (including approval by the Board of Directors of the Series Fund), to enter into new and amended subadvisory agreements for each Portfolio, including agreements with new subadvisers and agreements with existing subadvisers if there is a material change in the terms of the subadvisory agreement, without shareholder approval. TIMCO manages the assets of the Accounts directly without a subadviser, and does not have the authority to enter into subadvisory agreements with respect to the Accounts without Contract Owner approval. Effective December 1, 2005, TIMCO became an indirect wholly-owned subsidiary of Legg Mason, Inc, a financial service holding company. Prior to that date, TIMCO was an indirect wholly-owned subsidiary of Citigroup Inc.

         As compensation for its services for the Accounts, TIMCO receives a management fee from Accounts TGIS and TSB at the annual rate of 0.3233% of the average daily net assets of each Account, and receives a management fee from Account TAS at the annual rate of 0.35% of the average daily net assets of the Account. As compensation for its services for the Index and Mid Cap Index Portfolios, MetLife Advisers receives a management fee from each Portfolio at an annual rate of 0.25% of the average daily net assets of the Portfolio. MetLife Advisers has contractually agreed through at least April 30, 2007 to reduce its advisory fee for the Index and Mid Cap Index Portfolios to 0.243%. MetLife Advisers receives a management fee from the Money Market Portfolio at an annual based on the following fee schedule:

         AVERAGE DAILY NET ASSETS OF THE PORTFOLIO                     MANAGEMENT FEE RATE

         First $1 billion                                              0.35%*
         $1 billion - $2 billion                                       0.30%
         Over $2 billion                                               0.25%

* MetLife Advisers has contractually agreed through at least April 30, 2007 to reduce its advisory fee to 0.345% on the first $500 million of the Money Market Portfolio's average daily net assets, and 0.335% on the next $500 million.

         Metropolitan Life Insurance Company ("Metropolitan Life"), the subadviser for the Index Portfolio and Mid Cap Index Portfolio, is a wholly-owned subsidiary of MetLife located at 200 Park Avenue, New York, New York 10166. Metropolitan Life is a life insurance company that sells insurance products and annuity contracts. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. As of December 31, 2005, Metropolitan Life managed approximately $__ billion in assets for the Series Fund.

         Stacey Lituchy is the senior portfolio manager for the Index and Mid Cap Index Portfolios, and Urmil Shah, Norman Hu and Mirsad Usejnoski are the assistant portfolio managers. Ms. Lituchy is a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she managed the pension plan of the Bristol-Myers-Squibb Company. Mr. Shah is the portfolio administration manager for the Portfolios and an Associate Director in the Investments Department of Metropolitan Life. In addition to assisting in all aspects of portfolio management for the Portfolios, he has oversight responsibilities for the portfolio administrative staff, daily operations, data integrity and portfolio systems administration. Prior to joining Metropolitan Life in 2001, he was a portfolio management assistant on equity index funds for the Bank of New York. Mr. Hu is an assistant portfolio manager and trader for the Portfolios and an Associate in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers. Mr. Usejnoski is also an assistant portfolio manager and trader for the Portfolios and an Associate in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life's index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in Metropolitan Life's Finance Department. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

         The portfolio managers for Account TGIS are Daniel Willey and Louis Scott, and for Account TAS are Daniel Willey and Alexander Romeo. Mr. Willey is President of TIMCO and oversees the general strategy and direction of portfolios managed by TIMCO. Mr. Willey has been with TIMCO for more than 10 years and has more than 25 years of investment management experience. Mr. Scott joined TIMCO in 1999 and has [16] years of investment management industry experience. As portfolio manager for Account TGIS and TIMCO quantitative equity strategies, he focuses on the systematic implementation of model-based strategies and contributes to enhancements in existing stock selection models. Mr. Romeo joined TIMCO in 1998 and has [seven] years of investment management industry experience. He is a Quantitative Analyst for equity strategies, and his primary focus is on the development of simulations, models and backtests to evaluate earnings, valuation and pricing signals.

         BlackRock, the subadviser of the Money Market Portfolio, was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $__ billion of assets under management as of _______. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc.

         OTHER SERVICES

         In addition to investment management fees, the Portfolios pay fees for various administrative services, including accounting, custody and transfer agency services. These fees are reflected in the Comparative Fee and Expense Tables above as "Other Expenses." In contrast, TIC and the Accounts have entered into an Administrative Services Agreement and Agreement to Provide Guarantees, under which TIC, among other matters, provides or arranges for the provision of all administrative services for the Accounts out of the Mortality and Expense Risk charges paid to TIC by the Accounts. Consequently, the Accounts normally do not pay any amounts that must be listed as "Other Expenses" in the Comparative Fee and Expense Tables.

         BOARD STRUCTURE AND CONTRACT OWNER VOTING

         Unlike the Accounts, the Successor Account (which will include the New Sub-Accounts) will not have a board of directors or managers. However, the Series Fund does have a Board of Directors, which will be responsible for certain matters with respect to the Portfolios for which the Account Board is responsible as to the Accounts, such as the annual consideration of the continuance of investment advisory and subadvisory agreements.

         Procedures for obtaining Contract Owner approval of actions requiring such approval will also change as a result of the Reorganization. Currently, Contract Owners with assets allocated to the Account vote directly with respect to items affecting the Account. If the Reorganization is approved by Contract Owners, Contract Owners will vote indirectly by instructing TIC as to how to vote shares in the Portfolio. Each share of the Portfolio outstanding is entitled to one vote on all matters submitted to a vote of shareholders. TIC will vote the shares of the Portfolio for which instructions are not provided in proportion to the instructions received from Contract Owners.

         COMPARISON OF PERFORMANCE OF ACCOUNTS AND PORTFOLIOS

         The following charts show how the Class A shares of the Portfolios and the units of the Accounts have performed in the past. The charts include the effects of Account and Portfolio expenses. However, while the Portfolios' performance has been adjusted to reflect anticipated mortality and expense risk charges, the performance does not reflect any withdrawal and other transaction charges or any charges for elective options or programs, and performance would be lower if such charges were included. Past performance is not an indication of future results. BlackRock has served as subadviser to the Money Market Portfolio only since January 31, 2005, and the performance for prior periods reflects the management of the Money Market Portfolio's prior subadvisers.

         YEAR-BY-YEAR TOTAL RETURN

         The charts below show the percentage gain or loss for the units of each Account, and for the Class A shares of the corresponding Portfolio adjusted to reflect the effect of the anticipated mortality and expense risk charge to be assessed on New Sub-Account assets, for each of the last ten calendar years (or in the case of the Mid Cap Index Portfolio, since 2001, the first full calendar year such Portfolio was operational). These charts should give Contract Owners a general idea of the risks of investing in the Accounts and the Portfolios by showing how their returns have varied from year to year. Total return amounts are presented for the last ten years, which may include periods before a Contract Owner purchased his or her Contract. Your investment results may differ. The Accounts and Portfolios may experience short-term performance swings as indicated in the high and low quarter information following each chart.

                                  ACCOUNT TGIS

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    20.0%         29.8%        26.7%       20.7%        -13.3%      -16.4%      -21.9%       24.9%        9.9%        3.6%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                                  High Quarter: 22.46% (Fourth Quarter 1998)
                                  Low Quarter: -16.48% (Third Quarter 2002)


                                 INDEX PORTFOLIO

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    21.4%         30.9%       27.0%        19.5%       -10.6%      -13.4%       -23.6%       27.0%        9.3%        3.4%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                    High Quarter: 21.0% (Fourth Quarter 1998)
                    Low Quarter: -17.7% (Third Quarter 2002)


                                   ACCOUNT TAS

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    16.4%         29.2%        15.3%       11.9%        14.1%       -5.1%       -16.1%       30.9%        14.0%       10.3%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                                  High Quarter: 26.30% (Fourth Quarter 1998)
                                  Low Quarter: -16.64% (Third Quarter 2001)

                             MID CAP INDEX PORTFOLIO

                              -------------- ----------- ------------ ----------- ------------
                                  -2.4%        -16.2%       33.7%       14.8%        11.0%
                              -------------- ----------- ------------ ----------- ------------
                              -------------- ----------- ------------ ----------- ------------
                                  2001          2002        2003         2004        2005
                              -------------- ----------- ------------ ----------- ------------
                    High Quarter: 17.5% (Fourth Quarter 2001)
                    Low Quarter: -16.9% (Third Quarter 2001)


                                   ACCOUNT TSB

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    2.07%         2.81%        2.71%       2.46%        3.66%       1.49%        -1.04%      -1.66%       -1.42%      0.66%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                                  High Quarter: 1.00% (Third Quarter 2000)
                                  Low Quarter: -0.45% (Third Quarter 2003)

                             MONEY MARKET PORTFOLIO

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    3.98%         4.10%       4.10%        3.77%       5.07%        2.79%       0.28%       -0.35%       -0.16%       1.74%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                    High Quarter: 1.32% (Third Quarter 2000)
                    Low Quarter: -0.11% (Second Quarter 2004)

         AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED 12/31/2005)

         The next tables list the average annual total return of each Account, and of the Class A shares of the corresponding Portfolio adjusted to reflect the effect of the anticipated mortality and expense risk charge to be assessed on New Sub-Account assets, for the one, five and ten year periods (or, in the case of the MidCap Index Portfolio and Account TAS, the one and five year periods and the period since the inception of the MidCap Index Portfolio) ended on December 31, 2005. These tables are intended to provide Contract Owners with some indication of the risks of investing in the Accounts and Portfolios by comparing the performance of each with an appropriate widely recognized index of securities, a description of which can be found following each table. An index does not reflect fees or expenses, and it is not possible to invest directly in an index.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                     One year ended 12/31/05       Five years ended 12/31/05       Ten years ended 12/31/05
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
          Account TGIS                        3.6%                           -1.5%                           6.7%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
        Index Portfolio                       3.4%                           -1.0%                           7.5%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
         S&P 500 Index*                       4.9%                            0.5%                           9.1%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------- ------------------------------ ------------------------------- ------------------------------

*The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index includes stocks issued by some of the 500 largest companies as measured by aggregate market value, although stocks issued by companies that are not among the 500 largest companies are included in the S&P 500 Index for diversification purposes.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                     One year ended 12/31/05       Five years ended 12/31/05       From Inception of Mid Cap
                                                                                                   Index Portfolio (7/05/00)
                                                                                                        until 12/31/05
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
          Account TAS                         10.3%                           5.5%                           11.2%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
    Mid Cap Index Portfolio                   11.0%                           6.9%                           7.4%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
     S&P MidCap 400 Index*                    12.6%                           8.6%                           8.9%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------- ------------------------------ ------------------------------- ------------------------------

*The S&P MidCap 400 Index consists of the common stock of approximately 400 mid capitalization companies. As of December 31, 2005, the median stock market capitalization of companies in the S&P MidCap 400 Index was $__ billion.

                                      -29-

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                     One year ended 12/31/05       Five years ended 12/31/05       Ten years ended 12/31/05
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
          Account TSB                         0.66%                          -0.40%                          1.16%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
     Money Market Portfolio                   1.74%                          0.85%                           2.51%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
      91-Day Treasury Bill                    3.46%                          2.21%                           3.66%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------- ------------------------------ ------------------------------- ------------------------------

                                 CAPITALIZATION

         The following tables show the actual capitalization of the Accounts and the Portfolios on January 25, 2006, as well as the pro forma capitalization of the New Sub-Accounts and the Portfolios as of that date after giving effect to the Reorganization. The assets, outstanding units/shares, and per unit/share values of the Accounts and Portfolios are likely to be different on the Closing Date of the Reorganizations than was the case on January 25, 2006 as a result of fluctuations in the value of portfolio securities in the Accounts and Portfolios, and daily share purchase and redemption activity. (The Money Market Portfolio attempts to maintain a constant per share value of $100.00.)


         ACCOUNT TGIS AND INDEX PORTFOLIO

                    Account TGIS              New Sub-Account            Index Portfolio                       Index Portfolio
                      (actual)                 (pro forma)                   (actual)       Adjustments(1)      (pro forma)
                    ------------              ---------------            ---------------    --------------     ---------------
Net Assets          $3,219,914                $3,219,914                 Class A:                              Class A:
                                                                         $3,962,724,322                        $3,965,944,236
                                                                         Class B:                              Class B:
                                                                         $789,115,695                          $789,115,695
                                                                         Class E:                              Class E:
                                                                         $289,028,795                          $289,028,795
Units or Shares
Outstanding         722,888                    722,888                   Class A:                              Class A:
                                                                         117,721,714                           117,817,369
                                                                         Class B:                              Class B:
                                                                         24,018,527                            24,018,527
                                                                         Class E:                              Class E:
                                                                         8,630,195                             8,630,195

Accumulation Unit
Value/Net Asset
Value               $4.43                      $4.43                     Class A:                              Class A:
                                                                         $33.66                                $33.66
                                                                         Class B:                              Class B:
                                                                         $32.85                                $32.85
                                                                         Class E:                              Class E:
                                                                         $33.49                                $33.49

(1)Reflects change in shares outstanding due to the issuance of Class A shares of the Portfolio in exchange for assets of the Account.


         ACCOUNT TAS AND MID CAP INDEX PORTFOLIO


                                               New Sub-Account           Mid Cap Index                           Mid Cap Index
                     Account TAS (actual)       (pro forma)           Portfolio (actual)    Adjustments       Portfolio (pro forma)
                    ---------------------      ---------------        ------------------    -----------       ---------------------
Net Assets          $                          $                      $                     $                  $

Units or Shares
Outstanding

Accumulation Unit
Value/Net Asset
Value               $                          $                      $                     $                  $

                                      -30-

         ACCOUNT TSB AND MONEY MARKET PORTFOLIO


                                               New Sub-Account           Money Market                            Money Market
                     Account TSB (actual)       (pro forma)           Portfolio (actual)    Adjustments       Portfolio (pro forma)
                    ---------------------      ---------------        ------------------    -----------       ---------------------
Net Assets          $                          $                      $                     $                 $

Units or Shares
Outstanding

Accumulation Unit
Value/Net Asset
Value               $                          $                      $                     $                 $

                         PORTFOLIO FINANCIAL HIGHLIGHTS

         The following financial highlights table is intended to help you understand the Portfolios' financial performance. Financial highlights for the Portfolios' five fiscal years ended December 31, 2004 are included in the Prospectus for the Portfolios enclosed with this Combined Prospectus/Proxy Statement. The following tables provide information updated as of June 30, 2005.

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                           CLASS A
                                                          ----------
                                                          SIX MONTHS
                                                             ENDED
                                                            JUNE 30,
                                                             2005
                                                          ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    32.27
                                                          ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.26
  Net realized and unrealized gain (loss) on investments.      (0.58)
                                                          ----------
  Total from investment operations.......................      (0.32)
                                                          ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.52)
  Distributions from net realized capital gains..........       0.00
                                                          ----------
  Total distributions....................................      (0.52)
                                                          ----------
NET ASSET VALUE, END OF PERIOD........................... $    31.43
                                                          ==========
TOTAL RETURN (%).........................................       (0.9)(b)
Ratio of operating expenses to average net assets (%)....       0.29 (c)
Ratio of net investment income to average net assets (%).       1.55 (c)
Portfolio turnover rate (%)..............................          4 (c)
Net assets, end of period (000).......................... $3,943,364

(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.


METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                           CLASS A
                                                          ----------
                                                          SIX MONTHS
                                                            ENDED
                                                           JUNE 30,
                                                            2005
                                                          ----------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  13.71
                                                          ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................      0.07
  Net realized and unrealized gain (loss) on investments      0.39
                                                          ----------
  Total from investment operations......................      0.46
                                                          ----------
LESS DISTRIBUTIONS
  Distributions from net investment income..............     (0.10)
  Distributions from net realized capital gains.........     (0.73)
                                                          ----------
  Total distributions...................................     (0.83)
                                                           ----------
NET ASSET VALUE, END OF PERIOD..........................  $  13.34
                                                           ==========
TOTAL RETURN (%)........................................       3.8(b)
Ratio of operating expenses to average net assets (%)...      0.35(c)
Ratio of net investment income to average net assets (%)      1.20(c)
Portfolio turnover rate (%).............................        31(c)
Net assets, end of period (000).........................  $210,651
The ratios of operating expenses to average net assets
without giving effect to the contractual expense
agreement would have been (%)...........................       --

(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.


METROPOLITAN SERIES FUND, INC.
BLACKROCK MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                          CLASS A
                                                         -----------
                                                         SIX MONTHS
                                                           ENDED
                                                          JUNE 30,
                                                           2005
                                                         ----------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 100.00
                                                         ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................      1.14
                                                         ---------
  Total from investment operations......................      1.14
                                                         ---------
LESS DISTRIBUTIONS
  Distributions from net investment income..............     (1.14)
                                                         ---------
  Total distributions...................................     (1.14)
                                                         ---------
NET ASSET VALUE, END OF PERIOD..........................  $ 100.00
                                                         =========
TOTAL RETURN (%)........................................       1.2(b)
Ratio of operating expenses to average net assets (%)...      0.42(c)
Ratio of net investment income to average net assets (%)      2.29(c)
Net assets, end of period (000).........................  $439,676

(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                             ADDITIONAL INFORMATION

TIC

         TIC is a stock life insurance company chartered in 1863 in the State of Connecticut and has continuously engaged in the insurance business since that time. TIC is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. TIC's home office is located at One Cityplace, Hartford, Connecticut 06103-3415. On July 1, 2005, TIC was acquired by MetLife, and is now an indirect wholly owned subsidiary of MetLife, which, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional companies. Prior to that time, TIC was an indirect wholly owned subsidiary of Citigroup Inc., a global financial services holding company.

THE ACCOUNTS

         Accounts TGIS and TSB were established as separate accounts of TIC on October 30, 1986, and Account TAS was established as a TIC separate account on January 2, 1987. Each Account is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the 1940 Act. The assets of each Account are invested directly in securities that are consistent with the stated investment policies of the Account. The operation of the Accounts is subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorize the Insurance Commissioner of the State of Connecticut to adopt regulations. Section 38a-433 and the regulations thereunder contain no restrictions on investments of the Accounts. TIC holds title to the assets of the Accounts. The assets of each Account are kept physically segregated, are held separate and apart from TIC's general corporate assets, and are not subject to claims of TIC's general creditors.

THE SUCCESSOR ACCOUNT AND NEW SUB-ACCOUNT

         The Successor Account was established as a separate account of TIC on May 16, 1983 and is registered under the 1940 Act as a unit investment trust. The Successor Account is divided into sub-accounts, three of which will be the New Sub-Accounts. Like the Accounts, the assets of the Successor Account and New Sub-Accounts are kept physically segregated, are held separate and apart from TIC's general corporate assets, and are not subject to claims of TIC's general creditors. Income, gains and losses from assets allocated to the Successor Account are, in accordance with the Contracts, credited to or charged against the Successor Account without regard to income, gains or losses of TIC. Unlike the Accounts, however, the assets of the Successor Account's various sub-accounts are not invested directly in securities of operating companies, but rather in shares of an underlying mutual fund, with the assets of the New Sub-Accounts to be invested in Class A shares of a corresponding Portfolio.

THE SERIES FUND AND THE PORTFOLIOS

         The Series Fund is an open-end management investment company registered under the 1940 Act, consisting of 37 separate investment portfolios or series. Each Portfolio is one of those series, and is classified as "diversified" under the 1940 Act. The Series Fund was formed on November 23, 1982 as a corporation under the laws of the State of Maryland, and the Index Portfolio commenced operations on ________, the Mid Cap Index Portfolio commenced operations on July 5, 2000, and the Money Market Portfolio commenced operations on August 26, 1983. Shares of the Portfolios are offered to separate accounts of insurance company affiliates of MetLife as investment vehicles for variable life insurance, variable annuity and group annuity products of these insurance companies, and to certain eligible qualified retirement plans. Shares of the Portfolios are not offered directly to the public. The Portfolios offers Class A, Class B and Class E shares, although only Class A shares are being offered in connection with the Reorganizations. Class A shares of the Portfolios are offered without any sales charges and do not pay distribution or "Rule 12b-1" fees.


                               VOTING INFORMATION


         Contract owners may vote (1) by mail: simply enclose the executed proxy card in the postage-paid envelope found within the proxy package; (2) by telephone: dial the toll-free number listed on the proxy card; you will need the control number listed on the proxy card; or (3) by Internet: access the website listed on the proxy card; you will need the control number located on the proxy card. If an Account records votes by telephone or through the Internet, it will use procedures reasonably designed to authenticate Contract Owners' identities, to allow Contract Owners to vote units in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the Internet may be revoked at any time before they are voted as described below.

         Contract Owners may revoke previously submitted proxies by notifying TIC in writing at any time before 5:00 p.m. (Eastern time) on April __, 2006 or by attending and voting in person at the Meetings. The expenses of soliciting voting instructions will be borne by TIC, and not by the Accounts, the Portfolios, the Series Fund, or Contract Owners. The solicitation will be made primarily by mail, but TIC and its affiliates may make telephone, electronic, or oral communications to Contract Owners. Representatives of __________, a proxy services firm, may also conduct solicitations of Contract Owners. The estimated cost of retaining _____ is approximately $_____. As noted above, such cost will not be borne by the Accounts.

         Twenty percent of the outstanding units of an Account represented in person or by proxy must be present at the Meeting to constitute a quorum. Under the Approval of the Agreement as to an Account requires the affirmative vote of the holders of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Account are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Account. Contract Owners of record are entitled to one vote for each full unit owned, with a fractional vote for each fractional unit. Contract Owners will vote separately as to the Reorganization of each Account. The failure of Contract Owners with assets allocated to a particular Account to approve the Reorganization with respect to that Account will not prevent the Reorganization of any other Account from going forward. The Reorganizations do not require the approval of the shareholders of any Portfolio.

         A Contract Owner vote may be taken with respect to a matter if a quorum is present and sufficient votes have been received for approval. If a quorum is not present at a Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization of an Account are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the units represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournments those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization. Abstentions will be counted to determine whether a quorum is present at the Meeting, but will have the effect of a vote "AGAINST" a Reorganization.

         The Board has fixed January 31, 2006 as the record date for determining Contract Owners of an Account entitled to receive notice of and to vote at the Meetings. To be counted, a Contract Owner voting by mail, telephone or the Internet must submit his or her vote so that it is received by 5:00 p.m. Eastern time on April __, 2006.

         MetLife owned of record and beneficially the following percentages of the outstanding units of each Account as of the record date:

---------------------------------------------------------------- --------------------------------------------------------------
Account TGIS
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
Account TAS
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
Account TSB
---------------------------------------------------------------- --------------------------------------------------------------


MetLife acquired such units in order to help ensure that sufficient votes are cast at the Meetings to meet the applicable quorum requirements, including the 1940 Act requirements for Contract Owner voting noted above. However, the units owned by MetLife will not affect the proportion of voting Contract Owners who vote for or against a Reorganization. More specifically, MetLife will vote the units it owns in the same proportion (for, against, or abstain) to those units for which timely voting instructions are received from Contract Owners.

         To the knowledge of TIC and the Account, no other person owned beneficially more than 5% of an Account as of the Record Date. The Managers and officers of each Account beneficially owned in the aggregate less than 1% of each Account.



    AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE ACCOUNTS AND PORTFOLIOS

         Information about the Portfolios is included in the Prospectus dated May 1, 2005, which is incorporated herein by reference and enclosed with this Combined Proxy Statement/Prospectus. Additional information about the Portfolios is included in the Series Fund's Statement of Additional Information ("SAI") dated May 1, 2005 (as supplemented). Information about the Accounts and the Successor Account is included in the Prospectus dated May 2, 2005 relating to the Universal Annuity Contract, and additional information about the Accounts and Successor Account is included in an SAI dated May 2, 2005. The Series Fund's SAI and the Accounts' and Successor Account's prospectus and SAI have been filed with the SEC and are incorporated herein by reference. Copies of the Series Fund's SAI may be obtained without charge by calling (800) 638-7732. Copies of the Accounts' and Successor Account's Prospectus and SAI may be obtained without charge by calling (800) 842-9368. The Accounts, the Successor Account, and the Series Fund are subject to the requirements of the 1940 Act and, in accordance with such requirements, file reports and other information with the SEC under the 1940 Act and the Securities Exchange Act of 1934. These materials can be inspected and copied at the Public Reference facilities maintained by the SEC in Washington, D.C. Copies of such material can also be obtained for a fee by written request to the Public Reference Branch, Securities and Exchange Commission, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, and are also available on the SEC's web site at http://www.sec.gov.

         The financial statements of each Account contained in the Accounts' annual report to Contract Owners for the fiscal year ended December 31, 2004 have been audited by KPMG LLP, the prior independent registered public accounting firm for the Accounts. This annual report, as well as the most recent semi-annual report of the Accounts, which contains unaudited financial statements of the Accounts for the six months ended June 30, 2005, may be obtained without charge by calling (800) 842-9368. The financial statements of the Portfolios contained in the Series Fund's annual report to shareholders for the fiscal year ended December 31, 2004 have been audited by Deloitte & Touche LLP, the independent registered public accounting firm for the Series Fund. This annual report, as well as the most recent semi-annual report of the Series Fund, which contains unaudited financial statements of the Portfolios for the six months ended June 30, 2005, may be obtained without charge by calling (800) 638-7732. The Accounts and the Series Fund expect that annual reports to unitholders of the Accounts and shareholders of the Series Fund for the period ending December 31, 2005 will be available in late February, 2006.

                                 OTHER BUSINESS

         The Board knows of no other business to be brought before the Meetings. However, if any other matters come before the Meetings, it is the Board's intention that, except where Contract Owners' proxy forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

                                   LITIGATION

         Neither any Account nor the Series Fund is involved in any litigation that is expected have any material adverse effect upon any Account or Portfolio.

                            CONTRACT OWNER INQUIRIES

         Contract Owner inquiries may be addressed to the Accounts in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning (800) 842-9368.

                                      * * *

         Contract Owners who do not expect to be present at the Meetings are requested to date and sign the enclosed proxies and return them in the enclosed envelope, or to vote by telephone or through the internet. No postage is required if mailed in the United States.

                                   APPENDIX A




                      AGREEMENT AND PLAN OF REORGANIZATION


          This Agreement and Plan of Reorganization (the "Agreement") is entered into as of the _____ day of ______, 2006, by and among THE TRAVELERS INSURANCE COMPANY ("Travelers"), a stock life insurance company organized and existing under the laws of the State of Connecticut, THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("Account MM"), THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("Account QB"), TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("Account TGIS"), TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("Account TSB"), and TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("Account TAS") (Accounts MM, QB, TGIS, TSB, and TAS, each an "Account" and collectively, the "Accounts"), each a managed separate account established and existing under the insurance laws of the State of Connecticut, and METROPOLITAN SERIES FUND, INC. (the "Series Fund"), a corporation organized under the laws of the State of Maryland.

                   WHEREAS, each Account is registered with the Securities and Exchange Commission (the "Commission") as an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and is managed by a Board of Managers;

                   WHEREAS, each Account currently supports interests under variable annuity contracts (the "Contracts") that were registered under the Securities Act of 1933 (the "1933 Act"), and new sales of the Contracts are continuing;

                   WHEREAS, the Series Fund is a mutual fund that is currently comprised of several series, including the BlackRock Money Market Portfolio, the BlackRock Bond Income Portfolio, the MetLife Stock Index Portfolio, and the MetLife Mid Cap Stock Index Portfolio (collectively, the "Portfolios," and each a "Portfolio");

                   WHEREAS, the Board of Managers of each Account has unanimously approved the reorganization of each Account into a new sub-account (the "New Sub-Accounts") of an unmanaged separate account (the "UIT") that is registered with the Commission under the 1940 Act as a unit investment trust (together with the transfers of assets to the Portfolios described below, the "Reorganizations," and, as to each Account, a "Reorganization");

                   WHEREAS, as part of a Reorganization, the assets of Account MM shall be transferred intact to the BlackRock Money Market Portfolio in exchange for Class A shares of the BlackRock Money Market Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account QB shall be transferred intact to the BlackRock Bond Income Portfolio in exchange for Class A shares of the BlackRock Bond Income Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account TGIS shall be transferred intact to the MetLife Stock Index Portfolio in exchange for Class A shares of the MetLife Stock Index Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account TSB shall be transferred intact to the BlackRock Money Market Portfolio in exchange for Class A shares of the BlackRock Money Market Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account TAS shall be transferred intact to the MetLife Mid Cap Stock Index Portfolio in exchange for Class A shares of the MetLife Mid Cap Stock Index Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, following the Reorganizations, each New Sub-Account shall be part of the UIT, which is a passive investment vehicle with no Board of Managers, no investment adviser, and no active portfolio of investments, and shall invest exclusively in shares of the corresponding Portfolio;

                   WHEREAS, the Board of Directors of Travelers and the Board of Managers of each Account have determined that the actions contemplated by this Agreement are in the best interests of each Account and its unitholders, and have approved such actions, and that the interests of existing investors in the Accounts will not be diluted as a result of these actions;

                   WHEREAS, the Board of Directors of the Series Fund has determined that the actions contemplated by this Agreement are in the best interests of the Series Fund and its shareholders, and have approved such actions, and that the interests of existing investors in the Series Fund will not be diluted as a result of these actions; and

                   NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

                                    ARTICLE I
                                  CLOSING DATE

                   SECTION 1.01. Each Reorganization contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the "Closing Date"). The time on the Closing Date as of which each Reorganization is consummated is referred to hereinafter as the "Effective Time."

                   SECTION 1.02. The parties agree to use their best efforts to obtain all regulatory and Contract owner approvals and perform all other acts necessary or desirable to complete the Reorganizations as of the Closing Date.

                                   ARTICLE II
                           REORGANIZATION TRANSACTIONS

                   SECTION 2.01. As of the Effective Time, Travelers, on behalf of each Account, shall sell, assign, and transfer all cash (except, if required, for a minimal amount needed to keep bank accounts open), all securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable (collectively, "portfolio assets") of the Account to be held as the property of the corresponding Portfolio.

                   SECTION 2.02. In exchange for the portfolio assets of each Account, the Series Fund shall issue to Travelers for the benefit of each Account shares of the corresponding Portfolio, and each Portfolio shall assume any unsatisfied liability incurred by the corresponding Account before the

Effective Time (other than liabilities associated with insurance obligations), including liabilities to pay for securities or other investments purchased and to pay any accrued and unpaid investment advisory fees. For each Account, the number of shares of the Portfolio to be issued in the exchange shall be determined by dividing the value of the net Account assets to be transferred, as of the close of trading on the Closing Date (the "Valuation Date"), by the net asset value of the corresponding Portfolio shares. These valuations shall be computed using the valuation procedures set forth in each Portfolio's then current prospectus and statement of additional information.

                   SECTION 2.03. As of the Effective Time, Travelers shall cause the shares of each Portfolio received for the benefit of each Account pursuant to Section 2.02 above to be transferred to and duly and validly recorded and held on the records of the UIT as assets of the corresponding New Sub-Account. The UIT will issue to each Account units of the corresponding New Sub-Account equal in value to the shares of each Portfolio received, and each Account will redeem its outstanding units in exchange for units of the corresponding New Sub-Account, such that the Contract owners' interests in a New Sub-Account after the Closing Date shall then be equivalent to their former interests in the corresponding Account. Travelers shall take all action necessary to ensure that such interests in each New Sub-Account, immediately following the Effective Time, are duly and validly recorded on the Contract owners' individual account records.

                   SECTION 2.04. The shares of each Portfolio to be issued hereunder shall be issued in open account form by book entry without the issuance of certificates. Each such share that is issued pursuant to Section
2.02 above shall be issued for a consideration equal to the net asset value per share of the Portfolio as of the close of trading on the Closing Date.

                   SECTION 2.05. If, at any time after the Closing Date, the UIT, the Trust, or Travelers determine that any further conveyance, assignment, documentation, or action is necessary or desirable to complete the Reorganization contemplated by this Agreement or to confirm full title to the assets transferred, the appropriate party or parties shall execute and deliver all such instruments and take all such actions.

                   SECTION 2.06. Following the Closing Date: (1) each Account shall cease to make payments to its investment adviser for investment advisory services; and (2) Travelers will continue to charge each New Sub-Account for mortality and expense risks assumed by Travelers, and will continue to assess the semiannual contract administrative charge, any applicable contingent deferred sales charge, any applicable variable liquidity benefit charge, and any applicable premium tax charge, any applicable transfer charge, any applicable guaranteed minimum withdrawal benefit charge, and any applicable charges for asset allocation programs.

                                   ARTICLE III
                            WARRANTIES AND CONDITIONS

                   SECTION 3.01. Travelers, each Account, and the Series Fund, as appropriate, make the following representations and warranties, which shall survive the Closing Date and bind their respective successors and assigns (e.g., the UIT):

                   (a) Travelers and each Account are validly organized and established, and in good standing under the laws of the State of Connecticut, and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the Reorganizations contemplated hereby (provided that all necessary approvals referred to in Section 3.02 of this Agreement are obtained);

                   (b) Each Account is duly registered and in good standing as an open-end, diversified management investment company under the 1940 Act;

                   (c) The Contracts are validly issued and non-assessable, and all of the Contracts issued through an Account have been offered and sold in material compliance with applicable requirements of the federal securities laws;

                   (d) The UIT is duly registered and in good standing as a unit investment trust under the 1940 Act;

                   (e) Immediately prior to the Effective Time, Travelers shall have valid and unencumbered title to the portfolio assets of each Account, except with respect to those assets for which payment has not yet been made;

                   (f) All corporate and other proceedings necessary and required to be taken by Travelers and each Account to authorize and carry out this Agreement and to effect the Reorganizations have been duly and properly taken;

                  (g) There are no suits, actions, or proceedings pending or threatened against Travelers, the UIT, or an Account which, to either Travelers' or each Account's knowledge, if adversely determined, would materially and adversely affect the financial condition of Travelers, the UIT, or the Account, the conduct of their business, or their ability to carry out their obligations hereunder;

                   (h) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against Travelers, the UIT, or an Account which, to either Travelers' or an Account's knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect the financial condition of Travelers, the UIT, or the Account, the conduct of their business, or their ability to carry out their obligations hereunder;

                   (i) The Series Fund is a corporation duly authorized and validly existing under the laws of the State of Maryland, has authorized capital consisting of 4,750,000,000 shares of capital stock with par value of $0.01 per share, and is authorized to issue separate series of shares;

                   (j) The Series Fund is duly registered as an open-end management investment company under the 1940 Act;

                   (k) All corporate and other proceedings necessary and required to be taken by the Series Fund to authorize and carry out this Agreement and to effect the Reorganization have been duly and properly taken;

                   (l) There are no suits, actions, or proceedings pending or threatened against the Series Fund or any Portfolio which, to the Series Fund's knowledge, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder;

                   (m) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against the Series Fund which, to the Series Fund's knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect the Series Fund's or any Portfolio's financial condition, the conduct of the Series Fund's business, or the Series Fund's ability to carry out its obligations hereunder;

                   (n) Should any party to this Agreement become aware, prior to the Effective Time, of any suit, action, or proceeding, of the types described in paragraphs (g), (h), (l), and (m) above, instituted or commenced against it, such party shall immediately notify and advise all other parties to this Agreement;

                   (o) Each party shall make available all information concerning itself which may be required in any application, registration statement, or other filing with a governmental body to be made by Travelers, an Account, the Series Fund, the UIT, or any or all of them, in connection with any of the transactions contemplated by this Agreement and shall join in all such applications or filings, subject to reasonable approval by its counsel. Each party represents and warrants that all of such information so furnished shall be correct in all material respects and that it shall not omit any material fact required to be stated therein or necessary in order to make the statements therein not misleading; and

                   (p) No party to this Agreement is currently engaged, and the execution, delivery and performance of the Agreement by each party to this Agreement shall not result, in a material violation of any such party's charter, by-laws, or any material agreement, indenture, instrument, contract, lease or other undertaking to which such party is bound, and to such party's knowledge, the execution, delivery and performance of the Agreement shall not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which any such party or to which it is bound, except with respect to contracts entered into in connection with the portfolio management and custody of assets of each Account which shall terminate on or prior to the Closing Date.

                   SECTION 3.02. The obligations of the parties hereunder shall be subject to satisfaction of each of the following conditions:

                   (a) The representations contained herein shall be true as of and at the Effective Time with the same effect as though made at such time, and such parties shall have performed all obligations required by this Agreement to be performed by each of them prior to such time;

                   (b) The Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of a Reorganization contemplated hereby;

                   (c) The appropriate parties shall have received orders from the Commission providing such exemptions and approvals as they and their counsel reasonably deem necessary, and shall have made all necessary filings, if any, with, and received all necessary approvals from, state securities or insurance authorities;

                   (d) The Series Fund and the UIT shall have filed with the Commission a registration statement on Form N-14 under 1933 Act, and such amendments thereto as may be necessary or desirable to effect the purposes of the Reorganizations;

                   (e) Travelers shall have filed on Form N-4, a post-effective amendment to the UIT's registration statement under the 1933 Act and the 1940 Act, and such additional post-effective amendments thereto as may be necessary or desirable to effect the purposes of the Reorganizations;

                   (f) The appropriate parties shall have taken all actions necessary for the filings required by paragraphs 3.02(d) and (e) to become effective, and no reason shall be known by the parties which would prevent such filings from becoming effective in a timely manner;

                   (g) This Agreement and the Reorganizations contemplated hereby shall have been approved by the requisite vote of Contract owners of each Account at a meeting of the Contract owners called for such purpose (or any adjournments thereof). The failure of the Contract owners of one or more Account(s) to approve this Agreement shall not affect the consummation of a Reorganization by the Accounts whose Contract owners approved the Agreement;

                  (h) Travelers and the Accounts shall have received an opinion of counsel to the Series Fund (who may be the same as counsel to Travelers and the Accounts) in form and substance reasonably satisfactory to Travelers and the Accounts to the effect that, as of the Closing Date:

                  (1) the Series Fund has been duly organized, is existing in good standing under the laws of the State of Maryland, is authorized to engage in business as a registered investment company under applicable laws and regulations, is authorized to issue its shares for the purposes contemplated by this Agreement, and is duly registered as an open-end management investment company under the 1940 Act;

                  (2) the shares of each Portfolio to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided herein, shall be validly issued, fully paid, and non-assessable;

                  (3) all corporate and other proceedings required to be taken by or on the part of the Series Fund to authorize and carry out this Agreement and effect the Reorganizations have been duly and properly taken; and

                  (4) this Agreement is a valid obligation of the Series Fund and legally binding upon it in accordance with its terms.

                  (i) The Series Fund shall have received an opinion from counsel to Travelers (who may be the same as counsel to the Series Fund) in form and substance reasonably satisfactory to the Series Fund to the effect that, as of the Closing Date:

                  (1) Travelers, the UIT, and each Account are validly organized and in good standing under the laws of the State of Connecticut and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the transactions contemplated hereby;

                  (2) each Account is registered as a management investment company under the 1940 Act;

                  (3) the UIT is registered as a unit investment trust under the 1940 Act;

                  (4) all corporate and other proceedings necessary and required to be taken by or on the part of Travelers and each Account to authorize and carry out this Agreement and to effect the Reorganizations have been duly and properly taken; and

                  (5) this Agreement is a valid obligation of Travelers and each Account and legally binding upon them in accordance with its terms.

                  (j) Sutherland Asbill & Brennan LLP shall deliver an opinion substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement should not result in the realization of taxable income or gains to the Contract owners. The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan LLP of representations it shall request of the parties to this Agreement. Notwithstanding anything herein to the contrary, no party to this Agreement may waive the condition set forth in this paragraph.

                  (k) Each party shall have furnished, as reasonably requested by any other party, other legal opinions, officers' certificates, incumbency certificates, certified copies of board and committee resolutions, good standing certificates, and other closing documentation as may be appropriate for a transaction of this type.

                                   ARTICLE IV
                                      COSTS

                   SECTION 4.01. [Travelers] shall bear all expenses in connection with effecting the Reorganizations contemplated by this Agreement including, without limitation, preparation and filing of registration statements, applications, and amendments thereto on behalf of any and all parties hereto; and all legal, accounting, and data processing services necessary to effect the Reorganizations.

                                    ARTICLE V
                                   TERMINATION

                   SECTION 5.01. This Agreement may be terminated as to a Reorganization or a Reorganization may be abandoned at any time prior to the Effective Time, notwithstanding approval by the Contract owners:

                   (a) by mutual consent of the parties hereto;

                   (b) by any of the parties if any condition set forth in
Section 3.02 has not been fulfilled by the other parties; or

                   (c) by any of the parties if a Reorganization does not occur on or before ______________, 2006 and no subsequent date can be mutually agreed upon.

                   SECTION 5.02. At any time prior to the Effective Time, any of the terms or conditions of this Agreement may be waived by the party or parties entitled to the benefit thereof if such waiver shall not have a material adverse effect on the interests of Contract owners.

                                   ARTICLE VI
                                     GENERAL

                SECTION 6.01. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

                SECTION 6.02. This Agreement shall be governed by and construed and enforced in accordance with the laws of Connecticut, without regard to its principles of conflicts of law.

                IN WITNESS WHEREOF, as of the day and year first above written, each of the parties has caused this Agreement to be executed on its behalf.


                                            THE TRAVELERS INSURANCE COMPANY
Attest:


____________________                        By:__________________________
                                     [title]



                                            THE TRAVELERS MONEY MARKET ACCOUNT
                                                 FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]



                                            THE TRAVELERS QUALITY BOND ACCOUNT
                                                 FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]


                                            TACTICAL GROWTH AND INCOME STOCK
                                             ACCOUNT FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]



                                            TACTICAL SHORT-TERM BOND ACCOUNT
                                                 FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]

                                            TACTICAL AGGRESSIVE STOCK ACCOUNT
                                                 FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]



                                            METROPOLITAN SERIES FUND, INC.
Attest:


____________________                        By:__________________________
                                     [title]

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY __, 2006

                         METROPOLITAN SERIES FUND, INC.
                          METLIFE STOCK INDEX PORTFOLIO
                      METLIFE MID CAP STOCK INDEX PORTFOLIO
                        BLACKROCK MONEY MARKET PORTFOLIO
                                  MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

         This Statement of Additional Information ("SAI") relates to a transactions whereby all of the assets and liabilities of Tactical Growth and Income Stock Account for Variable Annuities, Tactical Aggressive Stock Account for Variable Annuities, and Tactical Short-Term Bond Account for Variable Annuities (the "Accounts"), each a separate account of the Travelers Insurance Company ("TIC"), One Cityplace, Hartford, Connecticut 06103, will be transferred to the MetLife Stock Index Portfolio, MetLife Mid Cap Stock Index Portfolio, and BlackRock Money Market Portfolio (the "Portfolios"), respectively, each a series of Metropolitan Series Fund, Inc. (the "Series Fund") in exchange for Class A shares of the corresponding Portfolio, and the Accounts will be restructured as sub-accounts (the "New Sub-Accounts") of The Travelers Fund U for Variable Annuities (the "Successor Account"), with each New Sub-Account holding only shares of a Portfolio.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated February __, 2006 for the Special Meeting of Contract Owners of the Account to be held on April __, 2006. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling TIC at 1-800-842-9368.

         Further information about the Portfolios is contained in the Statement of Additional Information for the Series Fund dated May 1, 2005, which is incorporated herein by reference. Further information about the Accounts and the Successor Account is contained in the Statement of Additional Information for the Contracts under which the Account and Successor Account are offered. The Statement of Additional Information of the Portfolio and a Statement of Additional Information relating to the Account and Successor Account will be provided to Contract Owners requesting this SAI.

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents

GENERAL INFORMATION............................................................2
FINANCIAL STATEMENTS...........................................................3

                               GENERAL INFORMATION

         The unitholders of each Account are being asked to consider and vote on a proposal with respect to an Agreement and Plan of Reorganization (the "Agreement") dated as of ______, 2006 whereby the assets and liabilities of each Account will be transferred to the corresponding Portfolio, each a series of the Series Fund, in exchange for shares of the Portfolio, and the Accounts will be restructured as the New Sub-Accounts, investment divisions of the Successor Account, a unit investment trust.

         Special Meetings of Shareholders of the Accounts to consider the proposals and the related transactions will be held at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116 on April __, 2006 at ______a.m. (Eastern time). For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS


          The financial statements of each Account contained in the Accounts' annual report to Contract Owners for the fiscal year ended December 31, 2004 have been audited by KPMG LLP, the prior independent registered public accounting firm for the Accounts. This annual report, as well as the most recent semi-annual report of the Accounts, which contains unaudited financial statements of the Account for the six months ended June 30, 2005, may be obtained without charge by calling (800) 842-9368. The financial statements of the Portfolios contained in the Series Fund's annual report to shareholders for the fiscal year ended December 31, 2004 have been audited by Deloitte & Touche LLP, the independent registered public accounting firm for the Portfolios. This annual report, as well as the most recent semi-annual report of the Portfolio, which contains unaudited financial statements of the Portfolio for the six months ended June 30, 2005, may be obtained without charge by calling (800) 638-7732. The financial statements of the Accounts and Portfolios contained in the December 31, 2004 annual reports and the June 30, 2005 semi-annual reports of the Accounts and the Series Fund are incorporated herein by reference to the Forms N-CSR filed by the Accounts on February 25, 2005 and August 26, 2005 and the Forms N-CSR filed by the Series Fund on March 3, 2005 and August 26, 2005, and will be provided to Contract Owners requesting this SAI. No parts of such annual and semi-annual reports other than the financial statements are incorporated by reference herein. The Account and the Series Fund expect that annual reports to Contract Owners/shareholders for the period ending December 31, 2005 will be available in late February, 2006.

         No projected (pro forma) financial information reflecting the combined accounts of each Account and Portfolio is included in this SAI, because the net asset value of each Account as of January 24, 2005 did not exceed 10% of the net asset value of its corresponding Portfolio as of that date.

FORM N-14


PART C - OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

      Section 2-418 of the Maryland General Corporation Law ("MGCL") permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its Charter, a Maryland corporation
(i) may indemnify and advance expenses to an officer to the same extent it may indemnify a director, (ii) is required to indemnify an officer to the extent required for a director, and (iii) may indemnify and advance expenses to an officer who is not a director to such further extent, consistent with law, as provided by the charter, bylaws, action of its board of directors or contract.

      See Article V of the Registrant's Amended and Restated Bylaws dated May 8, 2003, which Bylaws are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on February 4, 2004 (File No. 2-80751).

      See Section 7 of the Registrant's Amended and Restated Distribution Agreement dated November 3, 2004, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on April 29, 2005 (File No. 2-80751).

      See Section 14 of the Registrant's Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on April 29, 2004 (File No. 2-80751).

      The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

         (1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(c) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(d) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(e) Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(f) Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on December 18, 1996.

         (1)(i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on January 11, 1999.

         (1)(j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

         (1)(k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on November 30, 2000.

         (1)(l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

         (1)(m) Articles Supplementary of Registrant, dated April 26, 2002, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(n) Articles Supplementary of Registrant, dated April 18, 2003, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(o) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(p) Articles Supplementary of Registrant, dated April 22, 2004 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (1)(q) Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(r) Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(s) Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(t) Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(u) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on October 6, 1998.

         (1)(v) Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(w) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on January 19, 2000.

         (1)(x) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

         (1)(y) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(z) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(aa) Articles of Amendment dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (1)(bb) Articles of Amendment dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (1)(cc) Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (2)(a) Bylaws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (2)(b) Amendment to Bylaws, dated April 24, 1997, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on April 2, 1998.

         (2)(c) Amended and Restated Bylaws dated May 8, 2003 are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 4, 2004.

         (3) None.

         (4) Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to the Form N-14 Registration Statement).

         (5) None.

         (6)(a) Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 4, 2004.

         (6)(b) Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on January 29, 2002.

         (6)(c) Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 4, 2004.

         (6)(d) Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on January 29, 2002.

         (6)(e) Investment Management Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 17, 2003.

         (6)(f) Sub-Investment Management Agreement relating to BlackRock Money Market Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (7)(a) Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (7)(b) Amended and Restated Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (8) None.

         (9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (9)(b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (9)(c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (9)(d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on January 29, 2002.

         (9)(e) Agreement dated October 23, 2002 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (9)(f) Agreement dated May 30, 2003 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (10) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.
         (11) Opinion and Consent of Ropes & Gray LLP is filed herewith as
Exhibit 11.

         (12) Form of Tax Opinion of Sutherland Asbill & Brennan is filed herewith as Exhibit 12.

         (13)(a) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004 .

         (13)(b) Agreement relating to the use of the "Metropolitan" name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

          (13)(c) Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

         (13)(d) Expense Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on February 7, 2005.

         (14)(a) Consent of KPMG LLP with respect to Tactical Growth and Income Stock Account for Variable Annuities, Tactical Aggressive Stock Account for Variable Annuities, and Tactical Short-Term Bond Account for Variable Annuities is filed herewith as Exhibit 14(a).

         (14)(b) Consent of Deloitte & Touche LLP with respect to the MetLife Stock Index Portfolio, MetLife Mid Cap Stock Index Portfolio, and BlackRock Money Market Portfolio of the Registrant is filed herewith as Exhibit 14(b).

         (15) Not applicable.

         (16) None.

         (17) Form of Proxy.

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      -15-
                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford and the State of Connecticut, on the 17th day of January, 2006.

                                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                                   (Registrant)

                                   By:  THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By:              /s/ Bennett D. Kleinberg
                                   Name:                 BENNETT D. KLEINBERG
                                   Title:             VICE PRESIDENT AND ACTUARY



                                   THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By:              /s/ Bennett D. Kleinberg
                                   Name:                 BENNETT D. KLEINBERG
                                   Title:             VICE PRESIDENT AND ACTUARY


         As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE                                          TITLE                                    DATE

                                                   C. Robert Henrikson
                                                   Director, Chairman, President, and
/s/ C. Robert Henrikson                            Chief Executive Officer                  January 17, 2006

                                                   Stanley J. Talbi
                                                   Senior Vice President and Chief
/s/ Stanley J. Talbi                               Financial Officer                        January 17, 2006

                                                   Joseph J. Prochaska, Jr.
                                                   Senior Vice President and Chief
/s/ Joseph J. Prochaska, Jr.                       Accounting Officer                       January 17, 2006

                                                   Leland C. Launer, Jr.
/s/ Leland C. Launer, Jr.                          Director                                 January 17, 2006

                                      -12-

                                                   Lisa M. Weber
/s/ Lisa M. Weber                                  Director                                 January 17, 2006


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Long Island City and the State of New York, on the 17th day of January, 2006.



                                   METROPOLITAN SERIES FUND, INC.
                                   (Registrant)

                                   By:            /s/ Hugh C. McHaffie
                                   Name:                   HUGH C. MCHAFFIE
                                   Title:                     PRESIDENT

         As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE                                          NAME AND TITLE                           DATE

                                                   Hugh C. McHaffie
                                                   President and Chief Executive Officer
/s/ Hugh C. McHaffie                               (Principal Executive Officer)            January 17, 2006

                                                   Steve A. Garban
/s/ Steve A. Garban                                Director                                 January 17, 2006

                                                   Linda B. Strumpf
/s/ Linda Strumpf                                  Director                                 January 17, 2006

                                                   Michael S. Scott Morton
/s/ Michael S. Scott Morton                        Director                                 January 17, 2006

                                                   Arthur G. Typermass
/s/ Arthur G. Typermass                            Director                                 January 17, 2006

                                                   H. Jesse Arnelle
/s/ H. Jesse Arnelle                               Director                                 January 17, 2006

                                                   Nancy Hawthorne
/s/ Nancy Hawthorne                                Director                                 January 17, 2006

                                                   John T. Ludes
/s/ John T. Ludes                                  Director                                 January 17, 2006

                                      -13-

                                                   Peter H. Duffy
                                                   Treasurer (Principal Financial
/s/ Peter H. Duffy                                 and Accounting Officer)                  January 17, 2006



                                      -14-